                              STAG LAST SURVIVOR
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                   POLICIES
                    ITT HARTFORD LIFE AND ANNUITY INSURANCE
                                    COMPANY
                                 P.O. BOX 2999
                       HARTFORD, CONNECTICUT 06104-2999
   [LOGO]                  TELEPHONE: 1-800-231-5453

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This Prospectus describes last survivor flexible premium variable life insurance policies (the "Policies," and each individually a "Policy") offered by ITT Hartford Life and Annuity Insurance Company ("Hartford") to applicants generally between ages 20 and 80 respecting both Insureds. For a given amount of Death Benefit chosen, the Policy Owner has considerable flexibility in selecting the timing and amount of premium payments.



The Policies provide for a Death Benefit payable at the death of the last surviving Insured. The Policy Owner may select one of three Death Benefit
Options: a level amount equal to the Face Amount ("Option A"), a variable amount equal to the Face Amount plus the Account Value ("Option B"), or a variable amount equal to the Face Amount plus a return of premiums ("Option C"). The required minimum initial (Basic) Face Amount is generally $100,000.



Under all three options, the Policies have Account Values which increase with the payment of each premium and which decrease to reflect fees and charges made by Hartford. These fees and charges vary depending on such factors as the Face Amount, the ages of the Insureds and the level of the premiums paid. The Account Value of a Policy will also vary up or down to reflect the investment experience of the Funds to which the Net Premium(s) has been allocated, and the Policy Owner bears the investment risk for all amounts so allocated.



If a Policy is surrendered during the first two Policy Years, the Policy Owner may be entitled to a refund of sales loads in addition to the Cash Surrender Value.



There is no guaranteed minimum Account Value for a Policy. If the Death Benefit guarantee is in effect (see "Detailed Description of Policy Benefits and Provisions -- Death Benefit," page 13), the Policy will not lapse due to poor investment performance.



The initial Net Premium will be allocated to Hartford Money Market Sub-Account and after the Right to Examine Period has expired, to one or more of the Sub-Accounts or to the Fixed Account as specified in the Policy Owner's application. The Funds underlying the Sub-Accounts presently are: Hartford Advisers Fund, Inc., Hartford Bond Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford Index Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford Mortgage Securities Fund, Inc., Hartford Stock Fund, Inc., and HVA Money Market Fund, Inc. (the "Hartford Funds") of Hartford Mutual Funds, each of which is managed by HL Investment Advisors, Inc.; Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, and Putnam VT Voyager Fund (the "Putnam Funds") of Putnam Variable Trust, each of which is managed by Putnam Investment Management, Inc. ("Putnam Management"); and the VIP Equity-Income Portfolio and the VIP Overseas Portfolio of the Variable Insurance Products Fund and the VIP II Asset Manager Portfolio of the Variable Insurance Products Fund II, each of which is managed by Fidelity Management & Research Company (the "Fidelity VIP Funds," and collectively with the Hartford Funds and the Putnam Funds, the "Funds").



These Policies are subject to a front-end sales load which is set forth in the section entitled "Detailed Description of Policy Benefits and Provisions -- Deductions from the Premium -- Front-End Sales Load," page 16.


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IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.

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THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE
APPLICABLE ELIGIBLE FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
 AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
   ACCURACY OR ADEQUACY   OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.
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THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

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2                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 SPECIAL TERMS.........................................................    4
 SUMMARY...............................................................    6
 DETAILED DESCRIPTION OF POLICY BENEFITS AND PROVISIONS................    9
   General.............................................................    9
   Premiums............................................................    9
     Premium Payment Flexibility.......................................    9
     Allocation of Premium Payments....................................   10
     Accumulation Units................................................   10
     Accumulation Unit Values..........................................   10
     Premium Limitation................................................   10
     Account Values....................................................   10
     Amount Payable on Surrender of the Policy.........................   11
     Load Refund.......................................................   11
     Partial Withdrawals...............................................   11
   Transfers of Account Value..........................................   11
     Amount and Frequency of Transfers.................................   11
     Transfers to or from Sub-Accounts.................................   11
     Transfers from the Fixed Account..................................   12
     Dollar Cost Averaging Option......................................   12
   Policy Loans........................................................   12
     Loan Interest.....................................................   12
     Credited Interest.................................................   12
     Preferred Loan....................................................   12
     Loan Repayments...................................................   12
     Termination Due to Excessive Indebtedness.........................   12
     Effect of Loans on Account Value..................................   13
   Death Benefit.......................................................   13
     Death Benefit Options.............................................   13
     Option Change.....................................................   13
     Death Benefit Guarantee...........................................   13
     Minimum Death Benefit.............................................   13
     Supplemental Face Amount..........................................   14
     Unscheduled Increases and Decreases in Face Amount................   14
   Benefits at Maturity................................................   14
   Lapse and Reinstatement.............................................   14
     Policy Lapse and Grace Period.....................................   14
     Death Benefit Guarantee Default and Grace Period..................   14
     Reinstatement.....................................................   15
   The Right to Examine or Exchange the Policy.........................   15
   Surrender...........................................................   15
   Valuation of Payments and Transfers.................................   15
   Application for a Policy............................................   15
   Reduced Charges for Eligible Groups.................................   15
   Deductions from the Premium.........................................   16
     Premium Processing Charge.........................................   16
     Premium Tax Charge and Federal Tax Charge.........................   16
     Front-End Sales Load..............................................   16
   Deductions and Charges From the Account Value.......................   17
     Monthly Deduction Amounts.........................................   17
     Charges Against the Funds.........................................   19
     Taxes.............................................................   20

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ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3
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
                                                                         PAGE
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 THE COMPANY...........................................................   20
 SEPARATE ACCOUNT VL II................................................   20
   General.............................................................   20
   Funds...............................................................   20
     Hartford Funds....................................................   20
     Putnam Funds......................................................   21
     Fidelity VIP Funds................................................   21
   Investment Adviser..................................................   22
     Hartford Funds....................................................   22
     Putnam Funds......................................................   23
     Fidelity VIP Funds................................................   23
 THE FIXED ACCOUNT.....................................................   23
 OTHER MATTERS.........................................................   23
   Voting Rights.......................................................   23
   Statements to Policy Owners.........................................   24
   Limit on Right to Contest...........................................   24
   Misstatement as to Age..............................................   24
   Payment Options.....................................................   24
   Beneficiary.........................................................   25
   Assignment..........................................................   25
   Dividends...........................................................   25
 SUPPLEMENTAL BENEFITS.................................................   25
   Last Survivor Exchange Option Rider.................................   25
   Estate Protection Rider.............................................   25
   Maturity Date Extension Rider.......................................   25
   Yearly Renewable Term Life Insurance Rider..........................   25
 EXECUTIVE OFFICERS AND DIRECTORS......................................   26
 DISTRIBUTION OF THE POLICIES..........................................   27
 SAFEKEEPING OF SEPARATE ACCOUNT VL II'S ASSETS........................   27
 FEDERAL TAX CONSIDERATIONS............................................   27
   General.............................................................   27
   Taxation of Hartford and the Separate Account.......................   28
   Income Taxation of Policy Benefits..................................   28
   Modified Endowment Contracts........................................   28
   Estate and Generation Skipping Taxes................................   29
   Diversification Requirements........................................   29
   Ownership of the Assets in the Separate Account.....................   30
   Life Insurance Purchased for Use in Split Dollar Arrangements.......   30
   Federal Income Tax Withholding......................................   30
   Non-Individual Ownership of Policies................................   30
   Other...............................................................   30
   Life Insurance Purchases by Nonresident Aliens and Foreign
    Corporations.......................................................   30
 LEGAL PROCEEDINGS.....................................................   31
 LEGAL MATTERS.........................................................   31
 EXPERTS...............................................................   31
 REGISTRATION STATEMENT................................................   31
 APPENDIX A ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND CASH
 SURRENDER VALUES......................................................   32
 FINANCIAL STATEMENTS..................................................


                THE POLICIES MAY NOT BE AVAILABLE IN ALL STATES.

    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.
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4                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                 SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: Value used to determine certain Policy benefits and charges.

ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of a Sub-Account.

ANNUAL DEATH BENEFIT GUARANTEE PREMIUM: An annual amount of premium shown in the Policy's specifications page required to keep the Death Benefit guarantee in effect and used to calculate the Cumulative Death Benefit Guarantee Premium.


ATTRIBUTABLE: In calculating the front-end sales load, agent commissions and mortality and expense risk charge, premiums (in the case of the front-end sales load or commissions) and Account Value (in the case of the mortality and expense risk charge) are Attributable to the Basic Face Amount and Supplemental Face Amount in the same ratio that the initial Basic Face Amount and the initial Supplemental Face Amount, respectively, bear to the initial Face Amount. For example, if 60% of Your initial Face Amount represented Basic Face Amount and 40% represented Supplemental Face Amount, then 60% of each premium (in the case of the sales load or commissions) or 60% of Your Account Value (in the case of the mortality and expense risk charge) is Attributable to Basic Face Amount and the remaining 40% is Attributable to Supplemental Face Amount.


BASIC FACE AMOUNT: On the Policy Date, the Basic Face Amount equals the initial Basic Face Amount. Thereafter it may change in accordance with the terms of the Policy.

CASH SURRENDER VALUE: Account Value less all Indebtedness.

CODE: The Internal Revenue Code of 1986, as amended.


COST OF INSURANCE: An amount deducted as part of the Monthly Deduction Amount to help cover Hartford's anticipated mortality costs and other expenses.



CUMULATIVE DEATH BENEFIT GUARANTEE PREMIUM: The sum of the number of completed Policy Years plus the completed portion of the current Policy Year (expressed as the number of completed months divided by 12), multiplied by the Annual Death Benefit Guarantee Premium.



DATE OF ISSUE: The date from which the suicide and incontestability provisions are measured.


DEATH BENEFIT: On the Policy Date, the Death Benefit equals the Face Amount. Thereafter it may change in accordance with the terms of the Policy.

DEATH BENEFIT OPTION: The Death Benefit Option in effect determines how the Death Benefit is calculated. The three Death Benefit Options provided are described in the "Death Benefit" section of this Prospectus.


DEATH PROCEEDS: The amount which We will pay on the death of the last surviving Insured. This amount equals the Death Benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period.


FACE AMOUNT: The Basic Face Amount plus the Supplemental Face Amount.


FIXED ACCOUNT: Portion of Account Value invested in the General Account of Hartford.


FUNDS: The registered open-end management investment companies in which assets of the Separate Account may be invested.


GENERAL ACCOUNT: All assets of Hartford other than those allocated to its separate accounts.



GUIDELINE ANNUAL PREMIUM: The level annual premium payment necessary to provide the future benefits under the Policy through maturity, based on certain assumptions specified under the federal Securities laws. These assumptions include mortality charges based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday, an assumed annual net rate of return of 5% per year, and deduction of the guaranteed fees and charges specified in the Policy. For purposes of the Policy, the Guideline Annual Premium is used only in limiting front-end sales loads.



HARTFORD (ALSO "WE," "US," "OUR"): ITT Hartford Life and Annuity Insurance Company.


IN WRITING: In a written form satisfying to Us.

INDEBTEDNESS: The outstanding loan on the Policy, including any interest due or accrued.

INSUREDS: The two persons on whose lives the Policy is issued.

ISSUE AGE: As of the Policy Date, the age of each Insured on his/her last birthday.


LOAN ACCOUNT: An account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. Amounts are held as collateral and are credited with interest. Amounts are not subject to the investment experience of the Separate Account.


MATURITY DATE: The date on which the Policy will mature.

MONTHLY ACTIVITY DATE: The Policy Date and the same date in each succeeding month as the Policy Date, except that whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed the next Valuation Day.
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ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5
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MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Account Value on the Monthly Activity Date.

NATIONAL SERVICE CENTER: Located in Minneapolis, Minnesota.

NET PREMIUM: The amount of premium actually credited to the Account Value.

PLANNED PREMIUMS: The amount of premiums that You intend to pay as indicated on the application and shown on the Policy's specifications page.


POLICY: A last survivor flexible premium variable life insurance contract issued by Hartford, as described in this Prospectus.


POLICY ANNIVERSARY: An anniversary of the Policy Date.

POLICY DATE: The date from which Policy Anniversaries and Policy Years are determined.


POLICY OWNER (ALSO "YOU," "YOUR"): The person having rights to benefits under the Policy during the lifetime of the two Insureds; the Policy Owner may or may not be one of the Insureds.


POLICY YEARS: Annual periods computed from the Policy Date.

PRO RATA BASIS: An allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.


SEPARATE ACCOUNT (ALSO "SEPARATE ACCOUNT VL II"): An account established by Hartford to separate the assets funding the Policies from other assets of Hartford; in this case, "Separate Account VL II."


SUB-ACCOUNT: The subdivisions of the Separate Account.

SUPPLEMENTAL FACE AMOUNT: On the Policy Date, the Supplemental Face Amount is shown on the Policy's specifications page. Thereafter, the Supplemental Face Amount may change according to the terms of the Policy.

TARGET PREMIUM: The amount of level premium required to support a whole life insurance policy with a net interest rate of 5%, assuming that the initial Face Amount is entirely Basic Face Amount. The Policy charges used in determining the level premium amount are maximum guaranteed cost of insurance rates for standard risks, actual premium tax rates, a 1.25% premium charge for processing, a 1.25% premium charge for federal tax and other maximum policy deductions or charges, exclusive of any additional rider charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.


VALUATION PERIOD: The period between the close of business on successive Valuation Days.

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6                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                    SUMMARY

--------------------------------   THE POLICY


    The last survivor flexible premium variable life insurance Policies offered by this Prospectus are funded by a Fixed Account and Separate Account VL II, a separate account established by Hartford pursuant to Connecticut insurance law and organized as a unit investment trust registered under the Investment Company Act of 1940. Separate Account VL II is presently comprised of 22 sub-accounts (the "Sub-Accounts" and each individually a "Sub-Account"), each of which invests exclusively in one of the underlying Funds. If an initial premium is submitted with an application for a Policy, it will be allocated to the Hartford Money Market Sub-Account. At a later date, the values in the Hartford Money Market Sub-Account will be allocated to one or more of the Sub-Accounts or the Fixed Account, as specified in the Policy Owner's application. This later date is the latest of 45 days after the application is signed, ten days after We mail or personally delivery a Notice of Withdrawal Right, ten days after We receive the premium and the date We receive the final requirement to put the Policy in force. The Policies are credited with units ("Accumulation Units") in each selected Sub-Account, the assets of which are invested in the applicable Fund. A Policy Owner may transfer the funds among the Sub-Accounts and the Fixed Account subject to a transfer charge. See "Detailed Description of Policy Benefits and Provisions -- Transfers of Account Value," page 11.



    The Policies are first and foremost life insurance policies with death benefits, cash values, and other features traditionally associated with life insurance. The Policies are called "last survivor" because the Death Proceeds are paid on the death of the last surviving Insured. The Policies are called "flexible premium" because, once the desired level and pattern of death benefits have been determined, a Purchaser has considerable flexibility in choosing the timing and amount of premium to be paid. The Policies are called "variable" because, unlike the fixed benefits of an ordinary whole life insurance policy, the Account Value will, and the Death Benefit may, increase or decrease depending on the investment experience of the Funds to which the Net Premium(s) has been allocated.


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                             POLICY DESIGN OPTIONS


    The options in the Policy are structured to give a prospective purchaser and his or her sales agent the ability to select a Policy tailor-made for the purchaser's specific life insurance needs.



    The Policy options which give the Policy Owner such flexibility fall into three major categories:



1. Death Benefit Options -- These allow the Policy Owner to select various levels and patterns of Death Benefits.



2. Investment Options -- Currently, the Policy Owner has the choice of allocating the Policy's Account Value among up to nine of the Policy's 23 investment options. (Hartford reserves the right to increase the number of allocable investment options to more than nine.) These include the 22 variable Sub-Accounts and the Fixed Account.



3. Premium Options -- The Policy Owner has the flexibility to choose, within limits, the amount of the initial premium and the amount and frequency of subsequent premiums.


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                                 DEATH BENEFIT


    The Policies provide for three Death Benefit Options. These can be level and equal to the Face Amount ("Option A"), the Face Amount plus Return of Account Value ("Option B") or the Face Amount plus Return of Premium ("Option C"). At the death of the last surviving Insured, We will pay the Death Proceeds to the beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness under the Policy and less any due and unpaid Monthly Deduction Amount occurring during a grace period. You may also select Supplemental Face Amount coverage in the application. Scheduled and unscheduled increases in Face Amount may be requested. See "Detailed Description of Policy Benefits and Provision -- Death Benefit," page 13.


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                                    PREMIUM

    You have considerable flexibility as to when and in what amounts You pay premiums.


    Prior to issue, You can choose a Planned Premium, within a range determined by Hartford based on the Face Amount and each Insured's sex (except where unisex rates apply), Issue Age and risk classification.


    The Policy will not lapse as long as the Cash Surrender Value is sufficient to cover the Monthly Deduction Amounts or the Death Benefit guarantee is in effect.


    The minimum subsequent premium is $50. We reserve the right to refund the excess premium payments that would cause the Policy not to meet the tax qualification guidelines for life insurance under the Code.



    There are circumstances (usually if a Policy Owner wants to prefund future benefits in seven years or less) when the Policy may become a Modified Endowment Contract under federal tax law. If it does, loans and other predeath distributions are includable in gross income on an income-

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7
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first basis. A 10% penalty tax may be imposed on income distributed before the
Policy Owner attains age 59 1/2. Prospective purchasers and Policy Owners are advised to consult a qualified tax adviser before taking steps that may affect whether the Policy becomes a Modified Endowment Contract. See "Federal Tax Considerations -- Modified Endowment Contracts," page 28, for a discussion of the "seven-pay test".


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                             SEPARATE ACCOUNT VL II


    Separate Account VL II is a separate account established by Hartford pursuant to the insurance laws of the State of Connecticut and organized as a registered unit investment trust under the Investment Company Act of 1940. Separate Account VL II meets the definition of "separate account" under federal securities law. Separate Account VL II is comprised of Sub-Accounts, each of which invests exclusively in one of the Funds. Each Hartford Fund is organized as a corporation under the laws of the State of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Putnam Funds are portfolios of Putnam Variable Trust (formerly named Putnam Capital Manager Trust), a Massachusetts business trust organized on September 24, 1987 that is an open-end, series investment company with multiple portfolios or funds registered under the Investment Company Act of 1940. The Fidelity VIP Funds are portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II, two diversified open-end management investment companies, each with multiple portfolios and organized as a Massachusetts business trust. The VIP Equity-Income Portfolio and VIP Overseas Portfolio are portfolios of the Variable Insurance Products Fund, organized on November 13, 1981. The VIP II Asset Manager Portfolio is a portfolio of the Variable Insurance Products Fund II, organized on March 21, 1988. Registration under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies by the Securities and Exchange Commission ("SEC"). The shares of the Funds are sold to Separate Account VL II and to other separate accounts of Hartford or its affiliates which fund similar annuity or life insurance products.



    Currently, the Funds are Hartford Advisers Fund, Inc., Hartford Bond Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford Index Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford Mortgage Securities Fund, Inc., Hartford Stock Fund, Inc. and HVA Money Market Fund, Inc.; Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund and Putnam VT Voyager Fund; and the Equity-Income Portfolio, Overseas Portfolio and Asset Manager Portfolio. Applicants should read the prospectus for each of the Funds accompanying this Prospectus in connection with the purchase of a Policy. The investment objectives of each of the Funds are as set forth in "Separate Account VL II," page 20.



    The investment adviser for the Hartford Funds is HL Investment Advisors, Inc. ("HL Advisors"), a wholly-owned subsidiary of Hartford. HL Advisors retains Wellington Investment Management, L.L.P. ("Wellington Management") as an investment sub-adviser with respect to certain of the Hartford Funds. In addition, HL Advisors has entered an investment services agreement with Hartford Investment Management Company, Inc. ("HIMCO") for the provision of investment services for certain of the Hartford Funds. The Putnam Funds are advised by Putnam Management, a subsidiary of Putnam Investments, Inc. The Fidelity VIP Funds are managed by Fidelity Management & Research Company. See "Separate Account VL II," page 20.


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                                 FIXED ACCOUNT


    Premium payments and Account Values allocated to the Fixed Account become part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable law governing the investments of insurance company general accounts.


---------------------------------------------------
                          DEDUCTIONS FROM THE PREMIUM

    Before the allocation of the premium to the Account Value, a deduction as a percentage of premium is made for the premium processing charge, premium tax and federal tax charge and front-end sales load. The amount of each premium allocated to the Account Value is Your Net Premium.

---------------------------------------------------
                           PREMIUM PROCESSING CHARGE

    A 1.25% charge is deducted from each premium payment for premium collection costs and premium and Policy processing costs.

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                   PREMIUM TAX CHARGE AND FEDERAL TAX CHARGE


    We deduct as a premium tax charge a percentage of each premium to cover premium-based taxes assessed against Hartford by a state or other governmental entity. This percentage will vary by locale depending on the tax rates in effect there and is based on the actual tax imposed. The range is generally between 0% and 4%.


    We also deduct a current charge of 1.25% of each premium for federal taxes imposed under Section 848 of the Code.
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8                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                              FRONT-END SALES LOAD

    The front-end sales load is a charge deducted from each premium. The current and maximum front-end sales load for premiums Attributable to the Basic Face Amount up to the Target Premium is 50% in the first Policy Year, 15% in Policy Years 2 through 5, 10% in Policy Years 6 through 10, and 2% in Policy Years 11 through 20. After Policy Year 20, the current front-end sales load is 0%, with a maximum of 2%.

    The current and maximum front-end sales load for premiums Attributable to the Basic Face Amount in excess of the Target Premium is 9% in Policy Year 1, 4% in Policy Years 2 through 10 and 2% in Policy Years 11 through 20. After Policy Year 20, the current front-end sales load is 0%, with a maximum of 2%.

    The current and maximum front-end sales load for all premiums Attributable to the Supplemental Face Amount is 4% in Policy Years 1 through 10 and 2% in Policy Years 11 through 20. After Policy Year 20, the current front-end sales load is 0%, with a maximum of 2%.

    Front-end sales loads which cover expenses relating to the sale and distribution of the Policies may be reduced for certain sales of the Policies under circumstances which may result in savings of such sales and distribution expenses.

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                          DEDUCTIONS AND CHARGES FROM
                               THE ACCOUNT VALUE

    We will subtract amounts from Your Account Value to provide for the Monthly Deduction Amount. These will be taken on a Pro Rata Basis from the Fixed Account and Sub-Accounts on each Monthly Activity Date.

    The Monthly Deduction Amount equals:

(a) the Cost of Insurance; plus

(b) the charges for additional benefits provided by rider, if any; plus

(c) the charges for "special" insurance class rating, if any; plus


(d) the monthly administrative fee and issue charge; plus



(e) the mortality and expense risk charge, plus


(f) any Face Amount increase fee.


    Hartford may also set up a provision for income taxes against the assets of Separate Account VL II. See "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges from the Account Value -- Taxes," page 20, and "Federal Tax Considerations," page 27.


    Applicants should review the prospectuses for the Funds which accompany this Prospectus for a description of the charges assessed against the assets of each of the Funds.

---------------------------------------------------
                                 ACCOUNT VALUE


    As with many other types of insurance policies, each Policy will have a cash value ("Account Value"). The Account Value of the Policy will increase or decrease to reflect the interest credited to the Fixed Account and Loan Account, the investment experience of the Sub-Accounts applicable to the Policy and deductions for the Monthly Deduction Amount. There is no minimum guaranteed Account Value and the Policy Owner bears the risk of the investment in the Funds. However, if the Death Benefit guarantee is in effect, the Policy will not lapse due to poor investment performance. See "Detailed Description of Policy Benefits and Provisions -- Premiums -- Account Values," page 10.


---------------------------------------------------
                                  POLICY LOAN


    A Policy Owner may obtain a cash loan from Hartford. The loan is secured by the Policy. At the time a loan is requested, the Indebtedness (including the currently applied for loan) may not exceed 90% of the Account Value. See "Detailed Description of Policy Benefits and Provisions -- Policy Loans," page 12.


---------------------------------------------------
                           CHARGES AGAINST THE FUNDS


    Separate Account VL II purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative and other expenses already deducted from the assets of the Funds. These charges are described herein. See "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges From the Account Value -- Charges Against the Funds," page 19.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9
--------------------------------------------------------------------------------


    The following table shows total fund operating expenses for the year ended December 31, 1996 for the Funds:



                                                             TOTAL FUND
                               MANAGEMENT        OTHER       OPERATING
         FUND NAME                FEES          EXPENSES      EXPENSES
---------------------------  ---------------  ------------  ------------
Hartford Advisers Fund.....        0.615%          0.017%       0.632%
Hartford Bond Fund.........        0.490%          0.030%       0.520%
Hartford Capital
  Appreciation Fund........        0.629%          0.017%       0.646%
Hartford Dividend and
  Growth Fund..............        0.709%          0.017%       0.726%
Hartford Index Fund........        0.374%          0.019%       0.393%
Hartford International
  Opportunities Fund.......        0.691%          0.095%       0.786%
Hartford Mortgage
  Securities Fund..........        0.424%          0.029%       0.453%
Hartford Stock Fund........        0.441%          0.016%       0.457%
HVA Money Market Fund......        0.423%          0.021%       0.444%
Putnam VT Diversified
  Income Fund..............         0.70%           0.13%        0.83%
Putnam VT Global Asset
  Allocation Fund..........         0.68%           0.15%        0.83%
Putnam VT Global Growth
  Fund.....................         0.60%           0.16%        0.76%
Putnam VT Growth and Income
  Fund.....................         0.49%           0.05%        0.54%
Putnam VT High Yield Fund..         0.68%           0.08%        0.76%
Putnam VT Money Market Fund
  (1)......................         0.45%           0.10%        0.55%
Putnam VT New Opportunities
  Fund.....................         0.63%           0.09%        0.72%
Putnam VT US Government and
  High Quality Bond Fund...         0.62%           0.07%        0.69%
Putnam VT Utilities Growth
  and Income Fund (2)......         0.69%           0.09%        0.78%
Putnam VT Voyager Fund.....         0.57%           0.06%        0.63%
Fidelity VIP Equity-Income
  Portfolio................         0.51%           0.07%        0.58%
Fidelity VIP Overseas
  Portfolio................         0.76%           0.17%        0.93%
Fidelity VIP II Asset
  Manager Portfolio (3)....         0.64%           0.10%        0.74%


------------------------------

(1) Other expenses for Putnam VT Money Market Fund have been restated to reflect the cost of certain insurance purchased by such Fund. See "Putnam VT Money Market Fund -- Insurance" in the Fund's prospectus accompanying this Prospectus. Actual other expenses and total Fund operating expenses were 0.08% and 0.53%, respectively.



(2) On July 11, 1996, shareholders approved an increase in the fees payable to Putnam Management under the management contract for Putnam VT Utilities Growth and Income Fund. The management fees and total expenses shown in the table have been restated to reflect the increase. Actual management fees and total expenses were 0.64% and 0.73%, respectively.



(3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Absent these reductions, the total operating expenses presented in the table would have been 0.56% for Fidelity VIP Equity Income Portfolio, 0.92% for Fidelity VIP Overseas Portfolio and 0.73% for Fidelity VIP II Asset Manager Portfolio.


----------------------------------------------------------------
                        THE RIGHT TO EXAMINE OR EXCHANGE
                                   THE POLICY


    An applicant has a limited right to return his or her Policy for cancellation. If the applicant returns the Policy within ten days after delivery of the Policy, ten days after We mail or personally deliver a Notice of Withdrawal Right or within 45 days after completion of the application, whichever is latest (subject to applicable state regulation), Hartford will return to the applicant, within seven days thereafter, the greater of the premium paid, less any Indebtedness, or the sum of (1) the Account Value, less any Indebtedness, on the date the returned Policy is received by Hartford or its agent and (2) any deductions under the Policy or by the Funds for taxes, charges or fees. In addition, once the Policy is in effect it may be exchanged during the first 24 months after its Date of Issue for a non-variable last survivor life insurance policy offered by Us on the life of the Insureds without submitting proof of insurability.


---------------------------------------------------
                                   SURRENDER


    At any time prior to the Maturity Date, provided the Policy has a Cash Surrender Value, You may surrender the Policy. See "Detailed Description of Policy Benefits and Provisions -- Surrender," page 15.


---------------------------------------------------
                                TAX CONSEQUENCES


    The current federal tax law generally excludes all Death Benefit payments from the gross income of the Policy beneficiary. See "Federal Tax
Considerations," page 27.


---------------------------------------------------
                         DETAILED DESCRIPTION OF POLICY
                            BENEFITS AND PROVISIONS

--------------------------------    GENERAL


    This Prospectus describes a last survivor flexible premium variable life insurance Policy where the Policy Owner has considerable flexibility in selecting the timing and amount of premium payments.


---------------------------------------------------
                                    PREMIUMS

PREMIUM PAYMENT FLEXIBILITY

    You have considerable flexibility as to when and in what amounts You pay premiums.


    Prior to issue, You can choose a Planned Premium, within a range determined by Hartford based on the Face Amount and each Insured's sex (except where unisex rates apply), Issue Age and risk classification. We will send You

10                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


premium notices for Planned Premiums. The notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from Your checking account. The Planned Premiums and payment mode You selected are shown on the Policy's specifications page. You may change the Planned Premiums, subject to Our minimum amount rules then in effect.


    The Policy will not lapse as long as the Cash Surrender Value is sufficient to cover the Monthly Deduction Amounts or the Death Benefit guarantee is in effect.


    See, also, "-- Lapse and Reinstatement," page 14, for more details.


ALLOCATION OF PREMIUM PAYMENTS

    The initial Net Premium will be allocated to the Hartford Money Market Sub-Account on the later of the Policy Date or the date We receive the premium.


    The value in the Hartford Money Market Sub-Account will then be allocated to the Fixed Account and Sub-Accounts according to the premium allocation specified in the application on the latest of 45 days after the application is signed, ten days after We receive the premium, ten days after We mail or personally deliver a Notice of Withdrawal Right and the date We receive the final requirement to put the Policy in force.


    Any additional Net Premiums received by Us prior to such date will be allocated to the Hartford Money Market Sub-Account.


    Upon written request, You may change the premium allocation. Portions allocated to the Fixed Account and Sub-Accounts must be whole percentages of 10% or more. Subsequent Net Premiums will be allocated to the Fixed Account and Sub-Accounts according to Your most recent instructions, subject to the following: Currently, the Account Value may be allocated to no more than nine Sub-Accounts. (Hartford reserves the right to increase the number of allocable investment options to more than nine.) If We receive a premium and Your most recent allocation instructions would violate this requirement, We will allocate the Net Premium to the Fixed Account and Sub-Accounts on a Pro Rata Basis.



    The Policy Owner receives several different types of notification as to what his or her current premium allocation is. The initial allocation chosen by the Policy Owner is shown in the Policy, and each transactional confirmation received after a premium payment will show how that Net Premium has been allocated. In addition, each quarterly statement summarizes the current premium allocation in effect for that Policy.


ACCUMULATION UNITS

    Net Premiums allocated to the Sub-Accounts are used to credit Accumulation Units to those Sub-Accounts.

    The number of Accumulation Units in each Sub-Account to be credited to a Policy (including the initial allocation to Hartford Money Market Sub-Account) and the amount credited to the Fixed Account will be determined first by multiplying the Net Premium by the appropriate allocation percentage to determine the portion to be invested in the Fixed Account or Sub-Account. Each portion to be invested in a Sub-Account is then divided by the Accumulation Unit Value of that particular Sub-Account next computed following receipt of the payment.

ACCUMULATION UNIT VALUES

    The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Sub-Account on the preceding Valuation Day by a Net Investment Factor for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.


    All valuations in connection with a Policy, e.g., with respect to determining Account Value, in connection with Policy loans, or in calculation of Death Benefits, or with respect to determining the number of Accumulation Units to be credited to a Policy with each premium payment, other than the initial premium payment, will be made on the date the request or payment is received by Hartford at the National Service Center if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.


PREMIUM LIMITATION


    If premiums are received which would cause the Policy to fail to meet the definition of a life insurance policy in accordance with the Code, We reserve the right to refund the excess premium payments. We will refund such premium payments and interest thereon within 60 days after the end of a Policy Year.


    A premium payment that results in an increase in the Death Benefit greater than the amount of the premium will be accepted only after We approve evidence of insurability.

ACCOUNT VALUES

    As with traditional life insurance, each Policy will have an Account Value. There is no minimum guaranteed Account Value.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11
--------------------------------------------------------------------------------


    The Account Value of a Policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, and the interest credited to the Fixed Account and Loan Account as well as the Monthly Deduction Amounts.



    The Account Value of a particular Policy is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the Policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Sub-Account as of the Valuation Day by the current Accumulation Unit Value of that Sub-Account and then summing the result for all the Sub-Accounts. The Account Value of a Policy equals the Account Value in the Sub-Accounts plus the value of the Fixed and Loan Accounts. The Cash Surrender Value, which is the net amount available upon surrender of the Policy, is the Account Value less any Indebtedness. See "-- Premiums -- Accumulation Unit Values," page 10.


AMOUNT PAYABLE ON SURRENDER OF THE POLICY


    As long as the Policy is in effect, a Policy Owner may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Policy. Upon surrender, the Policy Owner will receive the Cash Surrender Value determined as of the day Hartford receives the Policy Owner's written request or the date requested by the Policy Owner, whichever is later. The Cash Surrender Value equals the Account Value less any Indebtedness. The Policy will terminate on the date of receipt of the written request, or the date the Policy Owner requests the surrender to be effective, whichever is later.


LOAD REFUND

    If a Policy is surrendered during the first two Policy Years, the Policy Owner may be entitled to payment of a refund in addition to the Cash Surrender Value.

    The refund will be equal to the excess, if any, of the sum of the actual front-end sales load charged to date over:

1. the sum of 30% of payments in aggregate amount less than or equal to one Guideline Annual Premium plus 10% of payments in aggregate amount greater than one Guideline Annual Premium but not more than two Guideline Annual Premiums; and

2.  9% of each payment made in excess of two Guideline Annual Premiums.

PARTIAL WITHDRAWALS


    One (1) partial withdrawal is allowed per month (between any successive Monthly Activity Dates). The minimum partial withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, less $1,000. If the Death Benefit Option then in effect is Option A or Option C, the Face Amount is reduced by the amount of the Partial Withdrawal. The minimum Face Amount required after a partial withdrawal is subject to Our rules then in effect. Unless specified otherwise, the Partial Withdrawal will be deducted on a Pro Rata Basis from the Fixed Account and the Sub-Accounts. Currently, Hartford does not impose a partial withdrawal charge. However, Hartford reserves the right to impose a partial withdrawal charge of up to $50.


---------------------------------------------------
                           TRANSFERS OF ACCOUNT VALUE

AMOUNT AND FREQUENCY OF TRANSFERS


    Upon request and as long as the Policy is in effect, You may transfer amounts among the Fixed Account and Sub-Accounts. Transfers may be made by request In Writing or by calling Our National Service Center toll free at 1-800-231-5453. Transfers by telephone may be made by the agent of record or by the attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, We may be liable for any losses due to unauthorized or fraudulent instructions. The procedures We follow for transactions initiated by telephone include requirements that callers provide certain identifying information for themselves (if not the Policy Owner) and the Policy Owner. All transfer instructions by telephone are tape recorded.


    The amounts which may be transferred and the number of transfers will be limited by Our rules then in effect.

    Currently there are no restrictions on transfers other than those described below. There is no charge currently for the first four (4) transfers in any Policy Year. Each subsequent transfer is subject to a Transfer Charge of up to $25.

    We reserve the right at a future date to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers.

TRANSFERS TO OR FROM SUB-ACCOUNTS

    In the event of a transfer from a Sub-Account, the number of Accumulation Units credited to the Sub-Account from which the transfer is made will be reduced.

    The reduction will be determined by dividing:

1.  the amount transferred by,

2. the Accumulation Unit Value for that Sub-Account determined as of the next Valuation Day after We receive Your request for transfer In Writing.

12                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    In the event of a transfer to a Sub-Account, We will increase the number of Accumulation Units credited to the Sub-Account. The increase will equal:

1.  the amount transferred divided by,


2. the Accumulation Unit Value for that Sub-Account determined as of the next Valuation Day after We receive Your request for transfer In Writing.


TRANSFERS FROM THE FIXED ACCOUNT

    In addition to the conditions above, transfers from the Fixed Account are subject to the following:

(a) the transfer must occur during the 30-day period following each Policy Anniversary; and


(b) if the accumulated value in Your Fixed Account exceeds $1,000, the amount transferred in any Policy Year may be no larger than 25% of the accumulated value in the Fixed Account on the date of transfer.



DOLLAR COST AVERAGING OPTION



    You may elect to allocate Your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the dollar cost averaging (DCA) option. If You choose the DCA option, Net Premiums will be deposited into the Hartford Money Market Sub-Account. Each month, amounts will be withdrawn from that Sub-Account and allocated to the other investment options according to Your allocation instructions. The transfer date will be the monthly anniversary of Your first transfer under Your initial DCA election. The first transfer will commence within five business days after Hartford receives Your initial election, either In Writing or by telephone, subject to the telephone transfer procedures described above. The dollar amount will be allocated to the investment options that You specify, in the proportions that You specify. If, on any transfer date, Your Cash Value allocated to the Hartford Money Market Account is less than the amount You have elected to transfer, Your DCA program will end. You may also cancel Your DCA election by notice In Writing to Hartford or by calling Our National Service Center at 1-800-231-5453.



    The main objective of a DCA program is to minimize the impact of short-term price fluctuations. Since the same dollar amount is transferred to other investment options at set intervals, DCA allows You to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, a lower average cost per Accumulation Unit may be achieved over the long-term. A DCA program allows Policy Owners to take advantage of market fluctuations. However, it is important to understand that a DCA program does not assure a profit or protect against loss in a declining market. Policy Owners who choose the DCA option should be individuals who have the financial ability to continue making investments through periods of low price levels.


---------------------------------------------------
                                  POLICY LOANS


    As long as the Policy is in effect, a Policy Owner may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash loan from Hartford. The total Indebtedness at the time of the new loan (including the accrued interest on prior loans plus the currently applied for loan) may not exceed 90% of the Account Value.


    The amount of each loan will be transferred on a Pro Rata Basis from the Fixed Account and each of the Sub-Accounts (unless the Policy Owner specifies otherwise) to the Loan Account. The Loan Account is a mechanism used to ensure that any outstanding Indebtedness remains fully secured by the Account Value.

LOAN INTEREST

    Interest will accrue daily on the Indebtedness at the Policy Loan Rate, which is the interest rate as shown in the Policy. The difference between the value of the Loan Account and the Indebtedness will be transferred on a Pro Rata Basis from the Fixed Account and Sub-Accounts to the Loan Account on each Monthly Activity Date.

CREDITED INTEREST


    A Loan Account, other than a Loan Account established pursuant to a Preferred Loan as described in the subsection entitled "Policy Loans - Preferred Loan," will be credited with interest in the following manner: During the first ten Policy Years, any amounts in the Loan Accounts will be credited with interest at the rate of 2% (in most states). For Policy Years 11 and beyond, a Loan Account will be credited with interest at the rate of 3% (in most states).


PREFERRED LOAN


    If, at any time after the tenth Policy Anniversary, the Account Value exceeds the total of all premiums paid since issue, a Preferred Loan is available. The amount available for a Preferred Loan is the amount by which the Account Value exceeds total premiums paid. The amount of the Loan Account which equals a Preferred Loan will be credited with interest at a rate equal to 4% (in most states). The amount of Indebtedness that qualifies as a Preferred Loan is determined on each Monthly Activity Date.


LOAN REPAYMENTS


    You can repay any part of or the entire Indebtedness at any time while Your Policy is in force and either of the Insureds is alive. The amount of loan repayment will be deducted from the Loan Account and will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.


TERMINATION DUE TO EXCESSIVE INDEBTEDNESS

    If total Indebtedness equals or exceeds the Account Value, the Policy will terminate 61 days after We have mailed

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13
--------------------------------------------------------------------------------

notice to Your last known address and that of any assignees of record. If sufficient loan repayment is not made by the end of this 61 day period, the Policy will end without value.

EFFECT OF LOANS ON ACCOUNT VALUE


    A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Fixed Account and Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, a Policy Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and Sub-Accounts earn less than the Loan Account, the Policy Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and Cash Surrender Value otherwise payable.


---------------------------------------------------
                                 DEATH BENEFIT


    The Policies provide for the payment of the Death Proceeds to the named beneficiary when the last surviving Insured under the Policy dies. The Death Proceeds payable to the beneficiary equal the Death Benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The Death Benefit depends on the Death Benefit Option selected by You, the minimum Death Benefit provision, and whether or not the Death Benefit guarantee is in effect. All or part of the Death Proceeds may be paid in cash or applied under a "Payment Option." See "Other Matters -- Payment Options," page 24.


DEATH BENEFIT OPTIONS

    There are three Death Benefit Options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum Death Benefit described below, the Death Benefits under each option are:

1.  Under Option A, the Death Benefit is the Face Amount.

2.  Under Option B, the Death Benefit is the Face Amount plus the Account Value.

3. Under Option C, the Death Benefit is the Face Amount plus the sum of the premiums paid.

OPTION CHANGE

    You may change Your Death Benefit Option to Option A or Option B without evidence of insurability. If a change to Option A is elected, the Face Amount will become that amount available as a Death Benefit immediately prior to the option change. If a change to Option B is elected, the Face Amount will become that amount available as a Death Benefit immediately prior to the option change, reduced by the then-current Account Value. Changing your Death Benefit Option does not result in any Policy fees or charges. However, you should consult a competent tax adviser regarding the possible adverse tax consequences resulting from a change in your Death Benefit Option.

    Any unscheduled increase in the Face Amount will be deemed an increase in the Supplemental Face Amount.

DEATH BENEFIT GUARANTEE

    If the Death Benefit guarantee is in effect, payment of the Basic Face Amount upon the death of the last surviving Insured will be guaranteed regardless of the Policy's investment performance. The Death Benefit guarantee is in effect if:

(a) the Death Benefit guarantee period has not expired;

(b) the Supplemental Face Amount has never exceeded nor is scheduled to exceed the Basic Face Amount;

(c) on each Monthly Activity Date, the cumulative premiums paid into the Policy, less withdrawals from the Policy, equal or exceed the Cumulative Death Benefit Guarantee Premium.


    The Death Benefit guarantee period will expire at the end of: (1) the first ten Policy Years or (2) the life expectancy of the last surviving Insured (based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday), whichever period was chosen under the Policy.


MINIMUM DEATH BENEFIT

    Notwithstanding the above, there is a minimum Death Benefit equal to the Account Value multiplied by a percentage specified in Your Policy. This percentage varies according to each Insured's Issue Age, the Policy Year, sex (where unisex rates are not used) and insurance class, but may be increased by You in the application.

    EXAMPLES OF THE MINIMUM DEATH BENEFIT:

                                             A           B
                                         ----------  ----------
Face Amount............................  $  100,000  $  100,000
Account Value on Date of Death.........      46,500      34,000
Specified Percentage...................        250%        250%
Death Benefit Option...................       Level       Level


    In Example A, the minimum Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding Indebtedness constitutes the Death Proceeds which We would pay to the beneficiary.

14                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    In Example B, the minimum Death Benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

SUPPLEMENTAL FACE AMOUNT

    If You selected Supplemental Face Amount coverage on Your application, the amount is shown on the Policy's specifications page, subject to any scheduled changes You instructed in application and any unscheduled changes, as described below. You may discontinue a scheduled increase by written request. A decrease in Face Amount, other than as a result of a partial withdrawal, will affect Your scheduled increases.

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT


    At any time after the first Policy Year, You may request In Writing a change in the Face Amount.


    The minimum amount by which the Face Amount can be increased or decreased is based on Our rules then in effect.

    Any unscheduled increase in the Face Amount will be deemed an increase in the Supplemental Face Amount. All requests to increase the Face Amount must be applied for on a new application and accompanied by the Policy. All requests will be subject to evidence of insurability satisfactory to Us. Any increase approved by Us will be effective on the date shown on the new Policy specifications page, provided that the deduction for the Cost of Insurance for the first month is made.


    Each unscheduled increase in Face Amount is subject to an increase fee of $.05 per $1,000 of each increase per month for the first five Policy Years from the date of each increase.


    A decrease in the Face Amount will be effective on the Monthly Activity Date following the date We receive the request. The remaining Face Amount must not be less than Our minimum rules then in effect. Decreases will be applied first to the Supplemental Face Amount and then to the Basic Face Amount.

    We reserve the right to limit the number of increases or decreases made under the Policy to no more than one in any 12 month period.

---------------------------------------------------
                              BENEFITS AT MATURITY


    If either Insured is living on the Maturity Date, on surrender of the Policy to Hartford, Hartford will pay to the Policy Owner the Cash Surrender Value. On the Maturity Date, the Policy will terminate and Hartford will have no further obligations under the Policy.


---------------------------------------------------
                            LAPSE AND REINSTATEMENT

POLICY LAPSE AND GRACE PERIOD


    The Policy will be in default on any Monthly Activity Date on which the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount. A 61-day period, called the "grace period," will begin from the date of default. Hartford will mail the Policy Owner and any assignee written notice of the amount of premium that will be required to continue the Policy in force at least 30 days before the end of the grace period. The premiums required will be no greater than the amount required to pay three Monthly Deduction Amounts as of the day the grace period began. Unless the Death Benefit Guarantee is in effect, the Policy will terminate without value if the required premium is not paid by the end of the grace period. If the Death Benefit guarantee is in effect and sufficient premium has not been paid by the end of the grace period, the Death Benefit will be reduced to the Basic Face Amount and any riders will no longer be in force. If the last surviving Insured dies during the grace period, We will pay the Death Proceeds.


DEATH BENEFIT GUARANTEE DEFAULT AND GRACE PERIOD


    If the cumulative premiums, less withdrawals, are not sufficient to maintain the Death Benefit guarantee in effect, the lapse and grace period provisions for the Death Benefit guarantee will apply as follows:


    On every Monthly Activity Date during the Death Benefit guarantee period, We will compare the cumulative premiums received, less withdrawals, to the Cumulative Death Benefit Guarantee Premium for the Death Benefit guarantee period in effect.


    If the cumulative premiums received, less withdrawals, are less than the Cumulative Death Benefit Guarantee Premium, the Death Benefit guarantee will be deemed to be in default as of that Monthly Activity Date. A grace period of 61 days from the date of default will begin. We will mail the Policy Owner and any assignee written notice of the amount of premium required to continue the Death Benefit guarantee.



    At the end of the grace period under a ten-year guarantee period, the Death Benefit guarantee will be removed from the Policy if We have not received the amount of the required premium. You will receive a written notification of the change.



    At the end of the grace period under the last survivor life expectancy guarantee period, the Death Benefit guarantee will be removed from the Policy if We have not received the amount of the required premium, subject to the following exception: If the Policy is in the first ten Policy Years and the cumulative premiums received, less withdrawals, equal or exceed the Cumulative Death Benefit

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15
--------------------------------------------------------------------------------

Guarantee Premium for the ten-year period, We will change the Death Benefit guarantee period to ten years. In this case, We will send You notification of:

(a) the ten-year period measured from the Policy Date; and

(b) the Annual Death Benefit Guarantee Premium for that ten-year period.

REINSTATEMENT

    Unless the Policy has been surrendered, the Policy may be reinstated prior to the Maturity Date, provided:


(a) the Insureds alive at the end of the grace period are also alive on the date of reinstatement;


(b) You make Your request within five years;

(c) satisfactory evidence of insurability is submitted;


(d) any Policy Indebtedness is repaid or reinstated; and


(e) You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep the Policy in force for three months after the date of reinstatement.

    The Account Value on the reinstatement date will reflect:

(a) The Account Value at the time of termination; plus

(b) Net Premiums derived from premiums paid at the time of reinstatement.

    Upon reinstatement, any Indebtedness at the time of termination must be repaid or carried over to the reinstated Policy.

---------------------------------------------------
                  THE RIGHT TO EXAMINE OR EXCHANGE THE POLICY


    An applicant has a limited right to return a Policy for cancellation. If the Policy is returned, by mail or personal delivery to Hartford or to the agent who sold the Policy, to be canceled within ten days after delivery of the Policy to the Policy Owner, within ten days of Hartford's mailing or personal delivery of a Notice of Right to Withdraw, or within 45 days of completion of the Policy application (whichever is later, and subject to applicable state regulation), Hartford will return to the applicant, within seven days thereafter, the greater of the premium paid, less any Indebtedness, or the sum of (1) the Account Value, less any Indebtedness, on the date the returned Policy is received by Hartford or its agent and (2) any deductions under the Policy or by the Funds for taxes, charges or fees.


    Once the Policy is in effect, it may be exchanged during the first 24 months after its issuance, for a non-variable last survivor life insurance policy offered by Us or an affiliate on the life of the Insureds. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount at risk in effect on the date of exchange. Premiums under the new policy will be based on the same risk classifications as this Policy. An exchange of the Policy under these circumstances should be a tax-free transaction under Section 1035 of the Code.

---------------------------------------------------
                                   SURRENDER

    At any time prior to the Maturity Date, provided the Policy has a Cash Surrender Value, You may surrender the Policy to Us. We will pay You the Cash Surrender Value. Our liability under the Policy will cease as of the date of Your request.

---------------------------------------------------
                      VALUATION OF PAYMENTS AND TRANSFERS

    We value the Policy on every Valuation Day.


    We will pay Death Proceeds, Cash Surrender Values, Partial Withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after We receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC or the SEC declares that an emergency exists.



    Hartford may defer payment of any amounts not allocable to the Sub-Accounts for up to six months from the date on which We receive the request.


---------------------------------------------------
                            APPLICATION FOR A POLICY


    Individuals wishing to purchase a Policy must submit an application to Hartford. Within limits, an applicant may choose the initial Face Amount. Policies generally will be issued only on the lives of Insureds between the ages of 20 and 80 who supply evidence of insurability satisfactory to Hartford. (Hartford may extend the age 80 limit to higher ages for the older Insured, in which case certain age and risk classification restrictions on the younger Insured will apply.) Acceptance is subject to Hartford's underwriting rules and Hartford reserves the right to reject an application for any reason. No change in the terms or conditions of a Policy will be made without the consent of the Policy Owner.



    The Policy will be effective on the Policy Date only after Hartford has received all outstanding delivery requirements and received the initial premium. The Policy Date is the date used to determine all future cyclical transactions on the Policy, e.g., Monthly Activity Date and Policy Years.


---------------------------------------------------
                      REDUCED CHARGES FOR ELIGIBLE GROUPS

    Certain of the charges and deductions described below may be reduced for Policies issued in connection with a

16                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


specific plan in accordance with Our rules in effect as of the date an application for a Policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria as to, for example, size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary, based on such factors as the size of the plan, the purposes for which Policies are purchased and certain characteristics for the plan's members. The amount of reduction and the criteria for qualification will reflect in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify from time to time on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Policy Owners invested in Separate Account VL II.


---------------------------------------------------
                          DEDUCTIONS FROM THE PREMIUM

    Before the allocation of the premium to the Account Value, a deduction as a percentage of premium is made for the premium processing charge, premium tax and federal tax charge and front-end sales load. The amount of each premium allocated to the Account Value is Your Net Premium.

PREMIUM PROCESSING CHARGE

    A 1.25% charge is deducted from each premium payment for premium collection costs and premium and Policy processing costs.

PREMIUM TAX CHARGE AND FEDERAL TAX CHARGE


    We deduct as a premium tax charge a percentage of each premium to cover premium-based taxes assessed against Hartford by a state or other governmental entity. This percentage will vary by locale, depending on the tax rates in effect there, and is based on the actual tax imposed. The range is generally between 0% and 4%.



    We also deduct a 1.25% charge from each premium payment to cover the estimated costs to Us of the federal income tax treatment of the Policies' deferred acquisition costs under Section 848 of the Code. We have determined that this charge is reasonable in relation to Our increased federal income tax burden under the Code resulting from the receipt of premiums.


FRONT-END SALES LOAD


    The front-end sales load is a charge deducted from each premium based on the
(1) amount of premium paid in relation to the Target Premium, (2) Policy Year in which the premium is paid and (3) amount of the premium Attributable to the Basic Face Amount and to the Supplemental Face Amount. See "Glossary of Special Terms," page 5, for a discussion of "Target Premium."


    The current and maximum front-end sales load for premiums Attributable to the Basic Face Amount up to the Target Premium is 50% in the first Policy Year, 15% in Policy Years 2 through 5, 10% in Policy Years 6 through 10, and 2% in Policy Years 11 through 20. After Policy Year 20, the current front-end sales load is 0%, with a maximum of 2%.


    The current and maximum front-end sales load for premiums Attributable to the Basic Face Amount in excess of the Target Premium is 9% in Policy Year 1, 4% in Policy Years 2 through 10 and 2% in Policy Years 11 through 20. After Policy Year 20, the current front-end sales load is 0%, with a maximum of 2%.


    The current and maximum front-end sales load for all premiums Attributable to the Supplemental Face Amount is 4% in Policy Years 1 through 10 and 2% in Policy Years 11 through 20. After Policy Year 20, the current front-end sales load is 0%, with a maximum of 2%.


    Front-end sales loads which cover expenses reduced for certain sales of the Policies under circumstances which may result in savings of such sales and distribution expenses.


EXAMPLES OF FRONT-END SALES LOADS/IMPACT OF REFUND OF LOAD


    An example of the actual front-end sales loads and the impact of the load refund, if any (see "-- Premiums -- Load Refund," page 11), for a Policy is shown below. This example uses the same specific information (i.e., Issue Age, Face Amount, premium level, etc.) as the illustration on page 39 of this Prospectus.


Death Benefit Option:                    Level
Face Amount:                             $1,000,000 Basic Face Amount
Issue Ages/Sex/Class:                    65/Male/Preferred
                                         65/Female/Preferred
Guideline Annual Premium:                $36,042.00
Annual Planned Premium:                  $27,000.00

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17
--------------------------------------------------------------------------------

IMPACT OF FRONT-END SALES LOAD/REFUND OF LOADS

                           CUMULATIVE
             CUMULATIVE    FRONT-END      CUMULATIVE       AMOUNT OF
  POLICY      PREMIUM        SALES      NON-REFUNDABLE    REFUND UPON
   YEAR         PAID         LOADS        SALES LOADS      SURRENDER
----------  ------------  ------------  ---------------  -------------
    1       $  27,000.00  $  12,771.00   $    8,098.96    $  4,672.04
    2          54,000.00     16,602.30       12,548.31       4,053.99

---------------------------------------------------
                          DEDUCTIONS AND CHARGES FROM
                               THE ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS


    On the Policy Date and on each subsequent Monthly Activity Date, Hartford will deduct an amount (the "Monthly Deduction Amount") from the Account Value to cover certain charges and expenses incurred in connection with a Policy. Each Monthly Deduction Amount will be deducted on a Pro Rata Basis from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.


    The Monthly Deduction Amount equals:

(a) the charge for the Cost of Insurance; plus

(b) the charges for additional benefits provided by rider, if any; plus

(c) the charges for "special" insurance class rating, if any; plus


(d) the monthly administrative fee and issue charge; plus



(e) the mortality and expense risk charge; plus


(f) any Face Amount increase fee.

    (a)COST OF INSURANCE CHARGE

       The charge for the Cost of Insurance is equal to:

        (i) the Cost of Insurance rate per $1,000; multiplied by

        (ii) the amount at risk; divided by

       (iii) $1,000.

      The amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.


      The Cost of Insurance charge is to cover Hartford's anticipated mortality costs. For standard risks, the Cost of Insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the table. Substandard risks will be charged a higher Cost of Insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. The multiple will be based on the Insureds' risk classes. Hartford will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue ages, sexes and risk classes and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insureds' health.


      Because the Account Value and the Death Benefit under a Policy may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.


      On each Monthly Activity Date during the last 25 Policy Years before the Maturity Date, Hatford will apply a discount to the Cost of Insurance rate if You qualify for this discount. The discount is 10% times the ratio of the Basic Face Amount at issue to the Face Amount at issue as shown on the Policy specification page. To qualify for the discount, the Policy must have been in force at least 15 Policy Years and the ratio of the then-current Account Value to the then-current Death Benefit must at least equal the qualifying ratio described below. The qualifying ratio is 0% with 25 Policy Years remaining until the Maturity Date and increases by three percentage points thereafter. For example, with ten Policy Years remaining until the Maturity Date the qualifying ratio is 45%, and with one Policy Year remaining the qualifying ratio is 72%. This discount may not be available in all states.


    (b)RIDER CHARGE


      If the Policy includes riders, a charge applicable to the riders is made from the Account Value on each Monthly Activity Date.



      The charge applicable to these riders is to compensate Hartford for anticipated cost of providing these benefits and is specified on the applicable rider.



      The riders available are described under "Supplemental Benefits," page 25.


    (c)SPECIAL CLASS CHARGE


      A charge for a special insurance class rating of an Insured may be made against the Account Value, if applicable. This charge is to compensate Hartford for the additional mortality risk associated with individuals in these classes.


    (d)MONTHLY ADMINISTRATIVE FEE AND ISSUE CHARGE

18                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


      Hartford will assess a current monthly administrative fee to compensate Hartford for administrative costs in connection with the Policies. The current monthly administrative fee is the sum of $7.50 per month, plus $0.01 per month per $1000 of Face Amount at issue, paid in Policy Years 1 through
    10. On a blended-rate basis, the charge is guaranteed never to exceed for all Policy Years the sum of $10.00 per month plus $0.03 per month per $1000 of Basic Face Amount at issue and $15.00 per month plus $0.05 per month per $1000 of Supplemental Face Amount at issue. This guaranteed charge is a blended rate based on the ratio of the initial Basic Face Amount and the Supplemental Face Amount to the initial Face Amount. For example, if the initial Basic Face Amount was $200,000 and the initial Supplemental Face Amount was $50,000, then the ratio of initial Basic Face Amount to initial Face Amount is .80 ($200,000 divided by $250,000) and the ratio of initial Supplemental Face Amount to initial Face Amount is .20 ($50,000 divided by $250,000). The blended guaranteed charge would be $11.00 per month (.80 times $10.00 plus .20 times $15.00) and $.034 per thousand of Face Amount (.80 times $.03 plus .20 times $.05).



      In addition, in the first five Policy Years, there is a monthly issue charge to compensate Hartford for the up-front costs to underwrite and issue a Policy. The issue charge is the sum of $20.00 per month for the first five Policy Years plus $.05 per $1000 of Face Amount at Issue Date or unscheduled Supplemental Face Amount increase per month for the first five years from the Issue Date or increase.



      The sum of the premium processing charges, the monthly administrative fee and the issue charge will not exceed the cost Hartford incurs in providing administrative services under the Policies.


    (e)MORTALITY AND EXPENSE RISK CHARGE


      A current charge is made for mortality and expense risks assumed by Hartford. This charge is allocated to Hartford's General Account. Hartford may profit from this charge. See, also, " -- Premiums -- Account Values," page 10.



      The current mortality and expense risk charge for any Monthly Activity Date is equal to:



        (i) the current mortality and expense risk rate; multiplied by


        (ii) the portion of the Account Value allocated to the Sub-Account on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.


      The current and guaranteed mortality and expense risk rate for the first ten Policy Years is 0.80%. After the tenth Policy Year, the current and maximum rate is 0.80% on the first $100,000 of Account Value as determined just prior to the Monthly Deduction. On the remaining Account Value, the current Rate is 0.25% and the maximum rate is 0.40% for Account Value attributable to the Basic Face Amount and 0.50% for Account Value attributable to the Supplemental Face Amount.



      The mortality risk assumed is that the actual Cost of Insurance charges specified in the Policy will be insufficient to meet actual claims. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. Hartford may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Policies and the proceeds of the front-end sales load.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19
--------------------------------------------------------------------------------

CHARGES AGAINST THE FUNDS

    The investment advisers charge the Funds an investment management fee on a daily basis as compensation for services. The following Table shows the fee charged for each Fund available for investment by Policy Owners.

                                                                                       ANNUAL INVESTMENT MANAGEMENT AS A
HARTFORD FUNDS                                                                       PERCENTAGE OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------  --------------------------------------------------------
Hartford Capital Appreciation Fund, Inc.,
  Hartford Advisers Fund, Inc.,
  Hartford International Opportunities Fund, Inc.,
  Hartford Dividend and Growth Fund, Inc..................................  .575% of the first $250 million of average net assets
                                                                            .525% of the next $250 million of average net assets
                                                                            .475% of the next $250 million of average net assets
                                                                            .425% of any amount over $1.0 billion
Hartford Bond Fund, Inc.,
  Hartford Stock Fund, Inc................................................  .325% of the first $250 million of average net assets
                                                                            .300% of the next $250 million of average net assets
                                                                            .275% of the next $250 million of average net assets
                                                                            .250% of any amount over 1.0 billion
Hartford Index Fund, Inc..................................................  .20%
Hartford Mortgage Securities Fund, Inc.,
  HVA Money Market Fund, Inc..............................................  .25%


                                                                                       ANNUAL INVESTMENT MANAGEMENT AS A
PUTNAM FUNDS                                                                         PERCENTAGE OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------  --------------------------------------------------------
Putnam VT Diversified Income Fund,
  Putnam VT Global Asset Allocation Fund,
  Putnam VT High Yield Fund,
  Putnam VT New Opportunities Fund,
  Putnam VT Utilities Growth and Income Fund,
  Putnam VT Voyager Fund..................................................  .70% of the first $500 million of average net assets;
                                                                            .60% of the next $500 million of average net assets;
                                                                            .55% of the next $500 million of average net assets;
                                                                            .50% of the next $5 billion of average net assets;
                                                                            .475% of the next $5 billion of average net assets
                                                                            .455% of the next $5 billion of average net assets;
                                                                            .44% of the next $5 billion of average net assets;
                                                                            .43% of any excess thereafter
Putnam VT Money Market Fund...............................................  .45% of the first $500 million of average net assets;
                                                                            .35% of the next $500 million of average net assets;
                                                                            .30% of the next $500 million of average net assets;
                                                                            .25% of the next $5 billion of average net assets;
                                                                            .225% of the next $5 billion of average net assets;
                                                                            .205% of the next $5 billion of average net assets;
                                                                            .19% of the next $5 billion of average net assets;
                                                                            .18% of any excess thereafter
Putnam VT Growth and Income Fund and
  Putnam VT U.S. Government and High
  Quality Bond Fund.......................................................  .65% of the first $500 million of average net assets;
                                                                            .55% of the next $500 million of average net assets;
                                                                            .50% of the next $500 million of average net assets;
                                                                            .45% of the next $5 billion of average net assets;
                                                                            .425% of the next $5 billion of average net assets;
                                                                            .405% of the next $5 billion of average net assets;
                                                                            .39% of the next $5 billion of average net assets;
                                                                            .38% of any excess thereafter
Putnam VT Global Growth Fund..............................................  .60% of average net assets

                                                                                       ANNUAL INVESTMENT MANAGEMENT AS A
FIDELITY FUNDS                                                                       PERCENTAGE OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------  --------------------------------------------------------
VIP Equity-Income Portfolio...............................................  .52%
VIP Overseas Portfolio....................................................  .77%
VIP II Asset Manager Portfolio............................................  .72%

20                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TAXES


    Currently, no charge is made to Separate Account VL II for federal, state and local taxes that may be allocable to Separate Account VL II. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or Separate Account VL II may result in a charge against the Policy in the future. Charges for other taxes, if any, allocable to Separate Account VL II may also be made.


---------------------------------------------------
                                  THE COMPANY


    ITT Hartford Life and Annuity Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia, except New York. On January 1, 1998, Hartford's name will change to Hartford Life and Annuity Insurance Company. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by ITT Hartford Group, Inc., a Delaware corporation. Subject to shareholder approval on May 2, 1997, the name of ITT Hartford Group, Inc. will change to The Hartford Financial Services Group, Inc.



    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts of the Separate Account. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.


---------------------------------------------------
                             SEPARATE ACCOUNT VL II

--------------------------------    GENERAL

    Separate Account VL II is a separate account of Hartford established on September 30, 1994 pursuant to the insurance laws of the State of Connecticut and organized as a unit investment trust registered with the SEC under the Investment Company Act of 1940. Separate Account VL II meets the definition of "separate account" under federal securities law. Under Connecticut law, the assets of Separate Account VL II are held exclusively for the benefit of Policy Owners and persons entitled to payments under the Policies. The assets for Separate Account VL II are not chargeable with liabilities arising out of any other business which Hartford may conduct.


---------------------------------------------------
                                     FUNDS


    The assets of each Sub-Account of Separate Account VL II are invested exclusively in one of the Funds. A Policy Owner may allocate premium payments among the Sub-Accounts. Policy Owners should review the following brief descriptions of the investment objectives of each of the Funds in connection with that allocation. There is no assurance that any of the Funds will achieve its stated objectives. Policy Owners are also advised to read the prospectus for each of the Funds accompanying this Prospectus for more detailed information.


HARTFORD FUNDS

 HARTFORD ADVISERS FUND, INC.


    Seeks maximum long-term total rate of return consistent with prudent investment risk by investing in common stock and other equity securities, bonds and other debt securities and money market instruments.


 HARTFORD BOND FUND, INC.


    Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section entitled "Hartford Bond Fund, Inc. -- Investment Policies" in the prospectuses for the Hartford Funds accompanying this Prospectus.


 HARTFORD CAPITAL APPRECIATION FUND, INC.


    Seeks growth of capital by investing in securities selected solely on the basis of potential for capital appreciation; income, if any, is an incidental consideration.


 HARTFORD DIVIDEND AND GROWTH FUND, INC.


    Seeks a high level of current income consistent with growth of capital and reasonable investment risk.


 HARTFORD INDEX FUND, INC.


    Seeks to provide investment results which approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.*



* "STANDARD & POOR'S-REGISTERED TRADEMARK-," "S&P-REGISTERED TRADEMARK-," "S&P 500-REGISTERED TRADEMARK-," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY. THE HARTFORD INDEX FUND, INC. ("INDEX FUND") IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21
--------------------------------------------------------------------------------

 HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC.


    Seeks long-term total rate of return consistent with prudent investment risk through investment primarily in equity securities issued by non-U.S. companies.


 HARTFORD MORTGAGE SECURITIES FUND, INC.


    Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.


 HARTFORD STOCK FUND, INC.


    Seeks long-term capital growth primarily through capital appreciation, with income a secondary consideration, by investing primarily in equity securities.


 HVA MONEY MARKET FUND, INC.


    Seeks maximum current income consistent with liquidity and preservation of capital.


PUTNAM FUNDS


 PUTNAM VT DIVERSIFIED INCOME FUND



    Seeks high current income consistent with capital preservation by investing in the following three sections of the fixed income securities markets: a U.S. Government Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high-yield securities described in the Fund prospectus.



 PUTNAM VT GLOBAL ASSET ALLOCATION FUND



    Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities and international fixed income securities.



 PUTNAM VT GLOBAL GROWTH FUND



    Seeks capital appreciation through a globally diversified portfolio of common stocks.



 PUTNAM VT GROWTH AND INCOME FUND



    Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.



 PUTNAM VT HIGH YIELD FUND



    Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high-yield securities described in the Fund prospectus.



 PUTNAM VT MONEY MARKET FUND



    Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.



 PUTNAM VT NEW OPPORTUNITIES FUND


    Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.


 PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND FUND



    Seeks current income consistent with preservation of capital by investing primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and in other debt obligations rated at least A by a nationally recognized securities rating agency such as Standard & Poor's or Moody's Investor Services, Inc. or, if not rated, determined by Putnam Management to be of comparable quality.



 PUTNAM VT UTILITIES GROWTH AND INCOME FUND



    Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.



 PUTNAM VT VOYAGER FUND



    Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.


FIDELITY VIP FUNDS

 FIDELITY VIP EQUITY-INCOME PORTFOLIO


    Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Daily Stock Price Index of 500 Common Stocks.



    In addition, the Portfolio may invest in high-yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.


 FIDELITY VIP OVERSEAS PORTFOLIO


    Seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.



    In addition, the Portfolio may invest in high-yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-

22                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.


 FIDELITY VIP II ASSET MANAGER PORTFOLIO


    Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.



    In addition, the Portfolio may invest in high-yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.



    The Hartford Funds are organized as corporations under the laws of the State of Maryland and are registered as diversified open-end management companies under the Investment Company Act of 1940. The Putnam Funds are portfolios of the Putnam Variable Trust, which is organized as a business trust under the laws of Massachusetts and is an open-end series investment company under the Investment Company Act of 1940. The Fidelity VIP Funds are a series of two diversified open-end management investment companies, each with multiple portfolios and organized as a Massachusetts business trust. The VIP Equity-Income Portfolio and VIP Overseas Portfolio are portfolios of the Variable Insurance Products Fund. The VIP II Asset Manager Portfolio is a portfolio of the Variable Insurance Products Fund II.



    Each Fund continually issues an unlimited number of full and fractional shares of beneficial interest in the Fund. Such shares are offered to separate accounts, including Separate Account VL II, established by Hartford or one of its affiliated companies specifically to fund the Policies and other policies issued by Hartford or its affiliates, as permitted by the Investment Company Act of 1940.



    It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither Hartford nor the Funds currently foresee any such disadvantages either to variable life insurance Policy Owners or to variable annuity Policy Owners, the Board of Directors for the Hartford Funds, the Board of Trustees for the Putnam Funds and the Board of Trustees for Fidelity VIP Funds (collectively, the "Boards") intend to monitor events in order to identify any material conflicts between such Policy Owners and to determine what action, if any, should be taken in response thereto. If the Boards were to conclude that separate funds should be established for variable life and variable life insurance separate accounts, Hartford will bear the attendant expenses.



    All investment income of and other distributions to each Sub-Account of Separate Account VL II arising from the applicable Fund are reinvested in shares of that Fund at net asset value. The income and both realized gains or losses on the assets of each Sub-Account of Separate Account VL II are therefore separate and are credited to or charged against the Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other business of Hartford. Hartford will purchase shares in the Funds in connection with premium payments allocated to the applicable Sub-Account in accordance with Policy Owners' directions and will redeem shares in the Funds to meet Policy obligations or make adjustments in reserves, if any. The Funds are required to redeem Fund shares at net asset value and generally to make payment within seven days.



    Hartford reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from or substitutions for Separate Account VL II and its Sub-Accounts which fund the Policies. If shares of any of the Funds should no longer be available for investment, or if, in the judgment of Hartford's management, further investment in shares of any Fund should become inappropriate in view of the purposes of the Policies, Hartford may substitute shares of another Fund for shares already purchased, or to be purchased in the future, under the Policies. No substitution of securities will take place without notice to and consent of Policy Owners and without prior approval of the SEC to the extent required by the Investment Company Act of 1940. Subject to Policy Owner approval, if required, Hartford also reserves the right to end the registration under the Investment Company Act of 1940 of Separate Account VL II or any other separate accounts of which it is the depositor and which may fund the Policies.



    Each Fund is subject to certain investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. See the prospectus for each of the Funds accompanying this Prospectus.


---------------------------------------------------
                               INVESTMENT ADVISER

HARTFORD FUNDS


    The investment adviser for each of the Hartford Funds is HL Investment Advisors, Inc. ("HL Advisors"), Hartford Plaza, Hartford, CT 06115. HL Advisors provides investment advice and, in general, supervises the management and investment program of the Hartford Funds pursuant to an Investment Advisory Agreement entered into with each of these Funds, for which HL Advisors receives a fee.



    HL Advisors has entered into an investment services agreement with HIMCO, an affiliate of Hartford organized under Connecticut law, pursuant to which HIMCO provides certain investment services to Hartford Bond Fund, Hartford Index Fund, Hartford Mortgage Securities Fund and HVA Money Market Fund.



    Wellington Management serves as the investment sub-adviser to Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford International Opportunities Fund and Hartford Stock Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, other institutions and individuals. Wellington Management is organized as a

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23
--------------------------------------------------------------------------------


private Massachusetts partnership and its predecessor organizations have provided investment advisory services to investment companies since 1933 and to investment counseling clients since 1960. See the prospectus for each of the Hartford Funds accompanying this Prospectus for a more complete description of HL Advisors, HIMCO and Wellington Management and their respective fees.


PUTNAM FUNDS


    Putnam Management, One Post Office Square, Boston, MA 02109, serves as the investment manager for the Putnam Funds. An affiliate, Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary policies. Putnam Management and its affiliates are wholly-owned subsidiaries of Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.



FIDELITY VIP FUNDS



    The Fidelity VIP Funds are managed by Fidelity Management & Research Company ("Fidelity Management"), whose principal business address is 82 Devonshire Street, Boston, Massachusetts. Fidelity Management is one of America's largest investment management organizations. It is composed of a number of different companies, which provide a variety of financial services and products. Fidelity Management is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. Various Fidelity companies perform certain activities required to operate Variable Insurance Products Fund and Variable Insurance Products Fund II.


---------------------------------------------------
                               THE FIXED ACCOUNT

    THAT PORTION OF THE POLICY RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.


    Premium Payments and Account Values allocated to the Fixed Account become a part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable law governing the investments of insurance company general accounts.



    The Fixed Account minimum credited rate is shown in the Contract. Currently, Hartford guarantees that it will credit interest at a rate of not less than 4% per year, compounded annually, to amounts allocated under the Policies to the Fixed Account. Hartford may credit interest at a rate in excess of the Fixed Account minimum credited rate; however, Hartford is not obligated to credit any interest in excess of the Fixed Account minimum credited rate. There is no specific formula for the determination of excess interest credits. Some of the factors that Hartford may consider in determining whether to credit excess interest to amounts allocated to the Fixed Account and the amount thereof, are general economic trends, rates of return currently available and anticipated on Hartford's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF THE FIXED ACCOUNT MINIMUM CREDITED RATE WILL BE DETERMINED IN THE SOLE DISCRETION OF HARTFORD. THE POLICY OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE FIXED ACCOUNT MINIMUM CREDITED RATE.


---------------------------------------------------
                                 OTHER MATTERS

-------------------------------- VOTING RIGHTS


    In accordance with its view of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Policy Owners (or the assignee of the Policy, as the case may be) having a voting interest in Separate Account VL
II. The number of shares held in the Separate Account which are allocable to each Policy Owner is determined by dividing the Policy Owner's interest in each Sub-Account by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not allocable to Policy Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. If the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, however, or if Hartford's present interpretation should change and, as a result, Hartford determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.


    The voting interests of the Policy Owner (or the assignee) in the Funds will be determined as follows: Policy Owners may cast one vote for each full or fractional Accumulation Unit owned under the Policy and allocated to a Sub-Account the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, a Policy Owner has taken a loan

24                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


secured by the Policy, amounts transferred from the Sub-Account(s) to the Loan Account(s) in connection with the loan (see "Detailed Description of Policy Benefits and Rights -- Policy Loans," page 12) will not be considered in determining the voting interests of the Policy Owner. Policy Owners should review the prospectuses for the Funds which accompany this Prospectus to determine matters on which shareholders may vote.



    Hartford may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory policy for the Funds. In addition, Hartford itself may disregard voting instructions in favor of changes initiated by a Policy Owner in the investment policy or the investment adviser of the Funds if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. In the event Hartford does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Policy Owners.


---------------------------------------------------
                          STATEMENTS TO POLICY OWNERS

    We will send You a statement at least once each Policy Year, showing:

(a) the current Account Value, Cash Surrender Value and Face Amount;

(b) the premiums paid, Monthly Deduction Amounts and loans since the last report;

(c) the amount of any Indebtedness;

(d) notifications required by the provisions of the Policy; and


(e) any other information required by the Insurance Department of the state where the Policy was delivered.


---------------------------------------------------
                           LIMIT ON RIGHT TO CONTEST


    Hartford may not contest the validity of the Policy after it has been in effect during the lifetime of the Insureds for two years from the Issue Date. If the Policy is reinstated, the two year period is measured from the date of reinstatement. Any increase in the Supplemental Face Amount for which evidence of insurability was obtained is contestable during the lifetime of the Insureds for two years from its effective date. In addition, if either Insured commits suicide in the two year period, or such period as specified in state law, the benefit payable will be limited to the premiums paid less any Indebtedness and partial withdrawals.


---------------------------------------------------
                             MISSTATEMENT AS TO AGE

    If the age of an Insured is incorrectly stated, the amount of Death Benefit will be appropriately adjusted as specified in the Policy.

---------------------------------------------------
                                PAYMENT OPTIONS


    Proceeds under the Policies may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be placed under a payment option is subject to the then current rules of Hartford. Once payments under the Second Option, the Third Option or the Fourth Option commence, no surrender of the Policy may be made for the purpose of receiving a lump sum settlement in lieu of the life insurance payments. The following options are available under the Policies.


    FIRST OPTION -- Interest Income

    Payments of interest at the rate We declare, but not less than 3 1/2% per year, on the amount applied under this option.

    SECOND OPTION -- Income of Fixed Amount

    Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3 1/2% per year, is exhausted. The final payment will be for the balance remaining.

    THIRD OPTION -- Payments for a Fixed Period


    An amount payable monthly for the number of years selected, which may be from one to 30 years.


    FOURTH OPTION -- Life Income

   LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

   LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.


    The Tables in the Policy provide for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, Hartford may make payments less often.



    The Table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3.5% per annum. The Tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. Hartford may, however, from time to time, at Our discretion if mortality appears more

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25
--------------------------------------------------------------------------------


favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.


    Hartford will make any other arrangements for income payments as may be agreed on.

---------------------------------------------------
                                  BENEFICIARY


    The applicant names the beneficiary in the application for the Policy. The Policy Owner may change the beneficiary (unless irrevocably named) during the lifetime of the Insureds by request In Writing to Hartford. If no beneficiary is living when the last surviving Insured dies, the Death Proceeds will be paid to the Policy Owner if living; otherwise to the Policy Owner's estate.


---------------------------------------------------
                                   ASSIGNMENT


    The Policy may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of notice of such assignment In Writing. Proof of interest must be filed with any claim under a collateral assignment.


---------------------------------------------------
                                   DIVIDENDS

    No dividends will be paid under the Policies.

---------------------------------------------------
                             SUPPLEMENTAL BENEFITS

    The following supplemental benefits, which are subject to the restrictions and limitations set forth therein, are among the options that may be included in a Policy by rider:

---------------------------------------------------
                      LAST SURVIVOR EXCHANGE OPTION RIDER


    We will exchange this Policy for two individual policies on the life of each Insured, subject to the conditions stated in this rider.


---------------------------------------------------
                            ESTATE PROTECTION RIDER

    We will pay a term insurance benefit upon receipt of due proof of the last surviving Insured's death while this Policy and rider were in force, subject to the conditions stated in this rider.

---------------------------------------------------
                         MATURITY DATE EXTENSION RIDER


    We will extend the Maturity Date (the date on which the Policy will mature) to the date of the death of the second Insured to die, regardless of the age of either Insured. Certain Death Benefit and premium restrictions apply. See "Federal Tax Considerations -- Income Taxation of Policy Benefits," page 28.


---------------------------------------------------
                   YEARLY RENEWABLE TERM LIFE INSURANCE RIDER

    While this Policy and rider are in force, We will pay the term life insurance amount upon receipt of due proof of death of the designated Insured, subject to the conditions stated in this rider.

26                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        EXECUTIVE OFFICERS AND DIRECTORS


                                         POSITION WITH HARTFORD,             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Wendell J. Bossen, 63             Vice President, 1995**                 Vice President (1992-Present), Hartford Life Insurance
                                                                           Company; Executive Vice President (1984) Mutual Benefit.
Gregory A. Boyko, 45              Vice President, 1995                   Vice President & Controller (1995-Present), Hartford Life
                                                                           Insurance Company; Chief Financial Officer (1994-1995),
                                                                           IMG American Life; Senior Vice President (1992-1994),
                                                                           Connecticut Mutual Life Insurance Company.
Peter W. Cummins, 60              Vice President, 1993                   Vice President, Individual Annuity Operations
                                                                           (1989-Present), Hartford.
Ann M. deRaismes, 46              Vice President, 1994                   Vice President (1994-Present); Assistant Vice President
                                                                           (1992-1994); Director of Human Resources (1991-1997),
                                                                           Hartford Life Insurance Company.
James R. Dooley, 60               Vice President, 1973                   Vice President, Director Information Services
                                                                           (1973-Present), Hartford.
Timothy M. Fitch, 44              Vice President, 1995                   Vice President, (1995-Present); Assistant Vice President
                                                                           (1993-1995); Director (1991-1993), Hartford Life
                                                                           Insurance Company.
Bruce D. Gardner, 46              Director, 1991*                        Vice President (1996-Present); General Counsel and
                                                                           Corporate Secretary (1991-1995), Hartford Life Insurance
                                                                           Company.
Joseph H. Gareau, 50              Executive Vice President &             Senior Vice President & Chief Investment Officer
                                  Chief Investment Officer, 1993           (1992-1993), Hartford; Senior Vice President & Chief
                                  Director, 1993*                          Investment Officer (1992), Hartford Insurance Group.
Donald J. Gillette, 51            Vice President, 1993                   Vice President, Director of Marketing (1991-Present),
                                                                           Hartford.
Lynda Godkin, 43                  General Counsel, 1996                  Associate General Counsel and Corporate Secretary
                                  Corporate Secretary, 1995                (1995-1996); Assistant General Counsel and Secretary
                                                                           (1994-1995); Counsel (1990-1994), Hartford Life
                                                                           Insurance Company.
Lois W. Grady, 52                 Vice President, 1993                   Assistant Vice President (1988-1993), Hartford Life
                                                                           Insurance Company.
David A. Hall, 43                 Senior Vice President &                Senior Vice President & Actuary (1993-Present), Hartford.
                                  Actuary, 1993
Robert A. Kerzner, 45             Vice President, 1994                   Vice President (1994-Present); Regional Vice President
                                                                           (1991-1994), Hartford.
William B. Malchodi, Jr., 46      Vice President, 1994                   Vice President (1994-Present); Director of Taxes
                                  Director of Taxes, 1992                  (1992-Present), Hartford Insurance Group.
Thomas M. Marra, 38               Executive Vice President &             Senior Vice President & Director, Individual Life and
                                  Director, Individual Life and            Annuity Division (1993-1996); Director of Individual
                                  Annuity Division, 1996                   Annuities (1991-1993), Hartford.
                                  Director, 1994*
Steven L. Mattieson, 52           Vice President, 1984                   Vice President, Director of New Business (1984-Present)
                                                                           Hartford.
Joseph J. Noto, 45                Vice President, 1989                   President and Director (1994-Present), American Maturity
                                                                           Life Insurance Company; Vice President (1989-Present),
                                                                           Hartford Life Insurance Company.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27
--------------------------------------------------------------------------------


                                         POSITION WITH HARTFORD,             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Craig D. Raymond, 36              Vice President, 1993                   Assistant Vice President (1992-1993); Actuary (1989-1994),
                                  Chief Actuary, 1994                      Hartford Life Insurance Company.
David T. Schrandt, 49             Vice President, 1987                   Vice President, Treasurer and Controller (1987-Present),
                                  Treasurer, 1987                          Hartford.
Lowndes A. Smith, 57              President, 1989                        President & Chief Operating Officer (1989-Present),
                                  Chief Executive Officer, 1993            Hartford Life Insurance Company.
                                  Director, 1985*
Lizabeth H. Zlatkus, 37           Vice President, 1994                   Vice President, Director, Business Operations
                                  Director, 1994*                          (1994-Present), Assistant Vice President, Director,
                                                                           Executive Operations (1992-1994), Hartford Life
                                                                           Insurance Company.


------------------------

* Denotes year of election to Board of Directors.

** ITT Hartford Affiliated Company

    Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

---------------------------------------------------
                          DISTRIBUTION OF THE POLICIES


    Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO"), 200 Hopmeadow Street, Simsbury, CT 06089, or certain other registered Broker-Dealers. Any sales representative or employee will have been qualified to sell variable life insurance policies under applicable federal and state laws. Each Broker-Dealer is registered with the SEC under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc. HESCO is the principal underwriter for the Policies. During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered Broker-Dealers is 45% of the premiums paid up to a Target Premium and 5% of any excess. In Policy Years 2 through 10, agent commissions will not exceed 5.5% of premiums paid. For Policy Years 11 and later, the agent commissions will not exceed 2% of the premiums paid. Agent commissions may be less for premiums attributable to Supplemental Face Amount. In addition, expense allowances may be paid. The sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the second Policy Anniversary.


---------------------------------------------------
                            SAFEKEEPING OF SEPARATE
                             ACCOUNT VL II'S ASSETS


    The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account. Hartford maintains records of all purchases and redemptions of shares of the Funds. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond issued by Aetna Casualty and Surety Company, in the aggregate amount of $50 million, covering all of the officers and employees of Hartford.


---------------------------------------------------
                           FEDERAL TAX CONSIDERATIONS

--------------------------------    GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE POLICY OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE POLICY IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A POLICY DESCRIBED HEREIN.


    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Policies cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of federal tax considerations is based upon Hartford's understanding of existing federal income tax laws as they are currently interpreted.

28                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


---------------------------------------------------

                            TAXATION OF HARTFORD AND
                              THE SEPARATE ACCOUNT


    The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (i.e., the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy. (See "Detailed Description of Policy Benefits and Provisions -- Premiums -- Accumulation Unit Values," page 10).



    Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.


---------------------------------------------------
                       INCOME TAXATION OF POLICY BENEFITS


    For federal income tax purposes, the Policies should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.



    Although Hartford believes that the Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance Policy will meet the Section 7702 definition of a life insurance contract.



    Hartford also believes that any loan received under a Policy will be treated as Indebtedness of the Policy Owner, and that no part of any loan under a Policy will constitute income to the Policy Owner. A surrender or assignment of the Policy may have tax consequences, depending upon the circumstances. Policy Owners should consult a qualified tax adviser concerning the effect of such changes.



    During the first 15 Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.



    The Last Survivor Exchange Option Rider (see "Supplemental Benefits," page
25) permits, under limited circumstances, a Policy to be split into two individual policies on the life of each of the Insureds. A Policy split may have adverse tax consequences. It is not clear whether a Policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a Policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the Policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a Policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a Policy split.



    The Maturity Date Extension Rider (see "Supplemental Benefits," page 25) allows a Policy Owner to extend the Maturity Date to the date of the death of the last surviving insured. If the Maturity Date of the Policy is extended by rider, Hartford believes the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.


---------------------------------------------------
                          MODIFIED ENDOWMENT CONTRACTS


    Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of
Section 7702A or (ii) is exchanged for a MEC.



    If the Policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the Policy is changed materially. The seven-pay test will be applied anew at any time the Policy undergoes a material change, which includes an

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29
--------------------------------------------------------------------------------


increase in the Face Amount. In addition, if there is a reduction in benefits under the Policy within the first seven years, the seven-pay test is applied as if the Policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



    A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the contract is classified as a MEC then withdrawals from the contract will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the contract will be treated as a withdrawal from the contract for tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The policy owner's investment in the contract is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).



    Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.



    Before assigning, pledging, or requesting a loan under a contract that is a MEC, a policy owner should consult a qualified tax adviser.



    All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.



    Hartford has instituted procedures to monitor whether a Policy may become classified as a MEC after issue.


---------------------------------------------------
                      ESTATE AND GENERATION SKIPPING TAXES

    When the last surviving Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. The Policy would not be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

    Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates less than $600,000 will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.

    If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

---------------------------------------------------
                          DIVERSIFICATION REQUIREMENTS

    Section 817 of the Code provides that a variable life insurance contract (other than a pension plan policy) will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Policy is not treated as a life insurance contract, the Policy Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable

30                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


period and avoid the taxation of policy income on an ongoing basis. However, either the insurance company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



    Hartford monitors the diversification of investments in its separate accounts, including Separate Account VL II, and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.


---------------------------------------------------
                           OWNERSHIP OF THE ASSETS IN
                              THE SEPARATE ACCOUNT

    In order for a variable life insurance contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.


    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Policy Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the Policies, as necessary, to prevent Policy Owners from being considered the owners of the assets in the separate accounts.


---------------------------------------------------
                      LIFE INSURANCE PURCHASED FOR USE IN
                           SPLIT DOLLAR ARRANGEMENTS

    On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

---------------------------------------------------
                         FEDERAL INCOME TAX WITHHOLDING


    If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.


---------------------------------------------------
                      NON-INDIVIDUAL OWNERSHIP OF POLICIES

    Legislation has recently been proposed which would limit certain of the tax advantages now afforded non-individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the status of this proposed legislation and its potential impact on the purchaser.

---------------------------------------------------
                                     OTHER

    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A qualified tax adviser should be consulted to determine the impact of these taxes.

---------------------------------------------------
                    LIFE INSURANCE PURCHASES BY NONRESIDENT
                        ALIENS AND FOREIGN CORPORATIONS


    The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31
--------------------------------------------------------------------------------

and foreign taxation with respect to a life insurance policy purchase.

---------------------------------------------------
                               LEGAL PROCEEDINGS


    There are no pending material legal proceedings to which the Separate Account is a party.


---------------------------------------------------
                                 LEGAL MATTERS


    Legal matters in connection with the issue and sale of the last survivor flexible premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, General Counsel, Hartford Life Insurance Companies.


---------------------------------------------------
                                    EXPERTS


    The audited financial statements included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the statutory-basis financial statements of ITT Hartford Life and Annuity Insurance Company which states the statutory-basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, not presented in accordance with generally accepted accounting principles. Reference is made to said report on the statutory-basis financial statements of ITT Hartford Life and Annuity Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in valuation method in determining aggregate reserves for future benefits in 1994, as discussed in Note 1 of Notes to Statutory Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, CT 06103.



    The hypothetical Policy illustrations have been approved by Ken A. McCullum, FSA, MAAA, Director of Individual Life Product Development of Hartford, and are included in this Prospectus in reliance upon his opinion as to their reasonableness.


---------------------------------------------------
                             REGISTRATION STATEMENT


    A registration statement has been filed with the SEC under the Securities Act of 1933, as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning Separate Account VL II, Hartford, and the Policies.

32                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   APPENDIX A
                 ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
                           AND CASH SURRENDER VALUES


The tables in Appendix A illustrate the way in which a Policy operates. They show how the Death Benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The illustrations assume the following: a male, preferred, age 55, and a female, preferred, age 50, with $1,000,000 of Basic Face Amount and a premium of $15,500.00 paid in all years; a male, preferred, age 55, and a female, preferred, age 50, with $750,000 of Basic Face Amount and $250,000 of Supplemental Face Amount and a premium of $7,500.00 paid in all years; a male, preferred, age 65, and a female, preferred, age 65, with $1,000,000 of Basic Face Amount and a premium of $27,000.00 paid in all years; and a male, preferred, age 65, and a female, preferred, age 65 with $750,000 of Basic Face Amount and $250,000 of Supplemental Face Amount and a premium of $21,500.00 paid in all years.



    The Death Benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.



    The tables reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The Death Benefits and surrender values would change if the current Cost of Insurance charges change.



    The amounts shown for the Death Benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.70% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.70% average daily charge) of -.70%, 5.30% and 11.30%, respectively.



    In addition, the Death Benefit and surrender value as of the end of each Policy Year take into account the front-end sales load, premium processing charge, federal tax charge, premium tax charge (assumed to be 2.0% in these illustrations), Cost of Insurance charge, monthly administrative fee, issue charge, and mortality and expense risk charge.



    The hypothetical returns shown in the tables are without any tax charges that may be allocable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges From the Account Value -- Taxes," page 20).


    The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.


    Hartford will furnish upon request, a comparable illustration reflecting the proposed insured's age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed Cost of Insurance rates. Hartford will also furnish an additional similar illustration reflecting current Cost of Insurance rates which may be less than, but never greater than, the guaranteed Cost of Insurance rates.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                         ISSUE AGE: 55 MALE PREFERRED/
                         ISSUE AGE: 50 FEMALE PREFERRED
                           $15,500 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)



                 PREMIUMS
                ACCUMULATED     CURRENT CHARGES*    GUARANTEED CHARGES**
   END OF          AT 5%      --------------------  --------------------
   POLICY        INTEREST      ACCOUNT     DEATH     ACCOUNT     DEATH
    YEAR         PER YEAR       VALUE     BENEFIT     VALUE     BENEFIT
-------------  -------------  ---------  ---------  ---------  ---------
          1         16,275        6,640  1,000,000      6,355  1,000,000
          2         33,364       19,876  1,000,000     19,276  1,000,000
          3         51,307       34,386  1,000,000     33,438  1,000,000
          4         70,147       50,280  1,000,000     48,948  1,000,000
          5         89,930       67,680  1,000,000     65,923  1,000,000
          6        110,701       88,459  1,000,000     86,232  1,000,000
          7        132,511      111,199  1,000,000    108,453  1,000,000
          8        155,412      136,078  1,000,000    132,757  1,000,000
          9        179,457      163,290  1,000,000    159,332  1,000,000
         10        204,705      193,046  1,00,0000    188,382  1,000,000
         11        231,215      229,559  1,000,000    221,973  1,000,000
         12        259,051      270,036  1,000,000    258,855  1,000,000
         13        288,279      314,910  1,000,000    299,348  1,000,000
         14        318,968      364,656  1,000,000    343,816  1,000,000
         15        351,191      419,812  1,000,000    392,680  1,000,000
         16        385,026      480,980  1,000,000    446,431  1,000,000
         17        420,552      548,784  1,035,877    505,661  1,000,000
         18        457,855      623,886  1,140,111    570,998  1,043,461
         19        497,022      707,036  1,251,892    642,465  1,137,562
         20        538,148      799,101  1,372,056    720,352  1,236,845
         25        724,270    1,424,338  2,126,664  1,221,573  1,823,918
         30      1,014,302    2,435,429  3,251,826  1,951,085  2,605,123



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $9,740.00 IN YEAR ONE AND $23,557.74 IN YEAR TWO FOR THE
      CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

34                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                         ISSUE AGE: 55 MALE PREFERRED/
                         ISSUE AGE: 50 FEMALE PREFERRED
                           $15,500 SCHEDULED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)



                 PREMIUMS
                ACCUMULATED      CURRENT CHARGES*       GUARANTEED CHARGES**
   END OF          AT 5%      -----------------------  ----------------------
   POLICY        INTEREST       ACCOUNT       DEATH      ACCOUNT      DEATH
    YEAR         PER YEAR        VALUE       BENEFIT      VALUE      BENEFIT
-------------  -------------  ------------  ---------  -----------  ---------
          1         16,275        6,255***  1,000,000       5,978   1,000,000
          2         33,364       18,372***  1,000,000      17,806   1,000,000
          3         51,307       30,928     1,000,000      30,060   1,000,000
          4         70,147       43,921     1,000,000      42,738   1,000,000
          5         89,930       57,346     1,000,000      55,832   1,000,000
          6        110,701       72,865     1,000,000      71,006   1,000,000
          7        132,511       88,870     1,000,000      86,650   1,000,000
          8        155,412      105,353     1,000,000     102,754   1,000,000
          9        179,457      122,298     1,000,000     119,302   1,000,000
         10        204,705      139,682     1,000,000     136,269   1,000,000
         11        231,215      161,092     1,000,000     155,138   1,000,000
         12        259,051      183,507     1,000,000     174,499   1,000,000
         13        288,279      206,971     1,00,0000     194,304   1,000,000
         14        318,968      231,513     1,000,000     214,486   1,000,000
         15        351,191      257,177     1,000,000     234,972   1,000,000
         16        385,026      284,001     1,000,000     255,679   1,000,000
         17        420,552      311,968     1,000,000     276,521   1,000,000
         18        457,855      341,156     1,000,000     297,403   1,000,000
         19        497,022      371,651     1,000,000     318,228   1,000,000
         20        538,148      403,540     1,000,000     338,875   1,000,000
         25        724,270      583,303     1,000,000     433,159   1,000,000
         30      1,014,302      804,440     1,074,102     486,347   1,000,000



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $9,355.00 IN YEAR ONE AND $22,053.74 IN YEAR TWO FOR THE
      CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               35
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                         ISSUE AGE: 55 MALE PREFERRED/
                         ISSUE AGE: 50 FEMALE PREFERRED
                            $15,500 PLANNED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)



                 PREMIUMS
                ACCUMULATED      CURRENT CHARGES*       GUARANTEED CHARGES**
   END OF          AT 5%      -----------------------  ----------------------
   POLICY        INTEREST       ACCOUNT       DEATH      ACCOUNT      DEATH
    YEAR         PER YEAR        VALUE       BENEFIT      VALUE      BENEFIT
-------------  -------------  ------------  ---------  -----------  ---------
          1         16,275        5,870***  1,000,000       5,602   1,000,000
          2         33,364       16,915***  1,000,000      16,383   1,000,000
          3         51,307       27,697     1,000,000      26,905   1,000,000
          4         70,147       38,198     1,000,000      37,149   1,000,000
          5         89,930       48,396     1,000,000      47,095   1,000,000
          6        110,701       59,867     1,000,000      58,315   1,000,000
          7        132,511       70,960     1,000,000      69,163   1,000,000
          8        155,412       81,648     1,000,000      79,607   1,000,000
          9        179,457       91,897     1,000,000      89,615   1,000,000
         10        204,705      101,661     1,000,000      99,141   1,000,000
         11        231,215      114,217     1,000,000     109,403   1,000,000
         12        259,051      126,576     1,000,000     119,089   1,000,000
         13        288,279      138,728     1,000,000     128,113   1,000,000
         14        318,968      150,646     1,000,000     136,367   1,000,000
         15        351,191      162,318     1,000,000     143,735   1,000,000
         16        385,026      173,717     1,000,000     150,081   1,000,000
         17        420,552      184,749     1,000,000     155,258   1,000,000
         18        457,855      195,427     1,000,000     159,102   1,000,000
         19        497,022      205,760     1,000,000     161,426   1,000,000
         20        538,148      215,757     1,000,000     162,006   1,000,000
         25        724,270      254,025     1,000,000     126,058   1,000,000
         30      1,014,302      261,033     1,000,000          --   1,000,000



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $8,970.00 IN YEAR ONE AND $20,596.74 IN YEAR TWO FOR THE
      CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

36                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                         ISSUE AGE: 55 MALE PREFERRED/
                         ISSUE AGE: 50 FEMALE PREFERRED
                            $7,500 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)



                 PREMIUMS
                ACCUMULATED      CURRENT CHARGES*       GUARANTEED CHARGES**
   END OF          AT 5%      -----------------------  ----------------------
   POLICY        INTEREST       ACCOUNT       DEATH      ACCOUNT      DEATH
    YEAR         PER YEAR        VALUE       BENEFIT      VALUE      BENEFIT
-------------  -------------  ------------  ---------  -----------  ---------
          1          7,875        3,573***  1,000,000       3,209   1,000,000
          2         16,144        9,606***  1,000,000       8,839   1,000,000
          3         24,826       16,159     1,000,000      14,948   1,000,000
          4         33,942       23,263     1,000,000      21,561   1,000,000
          5         43,514       30,948     1,000,000      28,703   1,000,000
          6         53,565       40,441     1,000,000      37,596   1,000,000
          7         64,118       50,696     1,000,000      47,187   1,000,000
          8         75,199       61,757     1,000,000      57,513   1,000,000
          9         86,834       73,665     1,000,000      68,608   1,000,000
         10         99,051       86,455     1,000,000      80,495   1,000,000
         11        111,878      102,890     1,000,000      93,739   1,000,000
         12        125,347      121,037     1,000,000     107,884   1,000,000
         13        139,490      141,092     1,000,000     122,975   1,000,000
         14        154,339      163,237     1,000,000     139,008   1,000,000
         15        169,931      187,692     1,000,000     155,974   1,000,000
         16        186,303      214,688     1,000,000     173,851   1,000,000
         17        203,493      244,419     1,000,000     192,620   1,000,000
         18        221,543      277,214     1,000,000     212,251   1,000,000
         19        240,495      313,440     1,000,000     232,717   1,000,000
         20        260,394      353,506     1,000,000     253,970   1,000,000
         25        350,453      623,999     1,000,000     368,547   1,000,000
         30        490,791    1,068,158     1,426,222     482,460   1,000,000



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $4,210.50 IN YEAR ONE AND $9,606.00 IN YEAR TWO FOR THE
      CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               37
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                         ISSUE AGE: 55 MALE PREFERRED/
                         ISSUE AGE: 50 FEMALE PREFERRED
                            $7,500 SCHEDULED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)



                 PREMIUMS
                ACCUMULATED      CURRENT CHARGES*       GUARANTEED CHARGES**
   END OF          AT 5%      -----------------------  ----------------------
   POLICY        INTEREST       ACCOUNT       DEATH      ACCOUNT      DEATH
    YEAR         PER YEAR        VALUE       BENEFIT      VALUE      BENEFIT
-------------  -------------  ------------  ---------  -----------  ---------
          1          7,875        3,353***  1,000,000       3,000   1,000,000
          2         16,144        8,828***  1,000,000       8,105   1,000,000
          3         24,826       14,443     1,000,000      13,334   1,000,000
          4         33,942       20,181     1,000,000      18,669   1,000,000
          5         43,514       26,019     1,000,000      24,084   1,000,000
          6         53,565       33,084     1,000,000      30,709   1,000,000
          7         64,118       40,242     1,000,000      37,405   1,000,000
          8         75,199       47,458     1,000,000      44,137   1,000,000
          9         86,834       54,690     1,000,000      50,862   1,000,000
         10         99,051       61,881     1,000,000      57,520   1,000,000
         11        111,878       71,654     1,000,000      64,553   1,000,000
         12        125,347       81,778     1,000,000      71,387   1,000,000
         13        139,490       92,254     1,000,000      77,907   1,000,000
         14        154,339      103,074     1,000,000      83,972   1,000,000
         15        169,931      114,290     1,000,000      89,420   1,000,000
         16        186,303      125,893     1,000,000      94,061   1,000,000
         17        203,493      137,796     1,000,000      97,682   1,000,000
         18        221,543      150,025     1,000,000     100,045   1,000,000
         19        240,495      162,605     1,000,000     100,864   1,000,000
         20        260,394      175,563     1,000,000      99,788   1,000,000
         25        350,453      238,152     1,000,000      46,648   1,000,000
         30        490,791      283,875     1,000,000          --          --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $3,990.50 IN YEAR ONE AND $8,828.00 IN YEAR TWO FOR THE
      CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

38                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                         ISSUE AGE: 55 MALE PREFERRED/
                         ISSUE AGE: 50 FEMALE PREFERRED
                            $7,500 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)



                 PREMIUMS
                ACCUMULATED      CURRENT CHARGES*       GUARANTEED CHARGES**
   END OF          AT 5%      -----------------------  ----------------------
   POLICY        INTEREST       ACCOUNT       DEATH      ACCOUNT      DEATH
    YEAR         PER YEAR        VALUE       BENEFIT      VALUE      BENEFIT
-------------  -------------  ------------  ---------  -----------  ---------
          1          7,875        3,133***  1,000,000       2,791   1,000,000
          2         16,144        8,078***  1,000,000       7,398   1,000,000
          3         24,826       12,848     1,000,000      11,835   1,000,000
          4         33,942       17,422     1,000,000      16,082   1,000,000
          5         43,514       21,776     1,000,000      20,113   1,000,000
          6         53,565       26,993     1,000,000      25,011   1,000,000
          7         64,118       31,913     1,000,000      29,616   1,000,000
          8         75,199       36,502     1,000,000      33,894   1,000,000
          9         86,834       40,719     1,000,000      37,803   1,000,000
         10         99,051       44,509     1,000,000      41,288   1,000,000
         11        111,878       50,444     1,000,000      44,770   1,000,000
         12        125,347       56,205     1,000,000      47,681   1,000,000
         13        139,490       61,778     1,000,000      49,921   1,000,000
         14        154,339       67,136     1,000,000      51,365   1,000,000
         15        169,931       72,260     1,000,000      51,873   1,000,000
         16        186,303       77,119     1,000,000      51,281   1,000,000
         17        203,493       81,608     1,000,000      49,414   1,000,000
         18        221,543       85,734     1,000,000      46,065   1,000,000
         19        240,495       89,507     1,000,000      41,005   1,000,000
         20        260,394       92,931     1,000,000      33,954   1,000,000
         25        350,453       95,700     1,000,000          --          --
         30        490,791       55,227     1,000,000          --          --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $3,770.50 IN YEAR ONE AND $8,078.00 IN YEAR TWO FOR THE
      CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               39
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                         ISSUE AGE: 65 MALE PREFERRED/
                         ISSUE AGE: 65 FEMALE PREFERRED
                           $27,000 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)



                 PREMIUMS
                ACCUMULATED      CURRENT CHARGES*      GUARANTEED CHARGES**
   END OF          AT 5%      -----------------------  --------------------
   POLICY        INTEREST       ACCOUNT       DEATH     ACCOUNT     DEATH
    YEAR         PER YEAR        VALUE       BENEFIT     VALUE     BENEFIT
-------------  -------------  ------------  ---------  ---------  ---------
          1         28,350       12,929***  1,000,000     12,643  1,000,000
          2         58,118       36,326***  1,000,000     35,725  1,000,000
          3         89,373       61,279     1,000,000     60,329  1,000,000
          4        122,192       87,821     1,000,000     86,483  1,000,000
          5        156,652      115,976     1,000,000    114,207  1,000,000
          6        192,834      148,056     1,000,000    145,804  1,000,000
          7        230,826      181,978     1,000,000    179,186  1,000,000
          8        270,717      225,670     1,000,000    214,301  1,000,000
          9        312,603      273,714     1,000,000    251,078  1,000,000
         10        356,583      326,531     1,000,000    289,476  1,000,000
         11        402,762      388,547     1,000,000    332,772  1,000,000
         12        451,251      457,159     1,000,000    378,477  1,000,000
         13        502,163      533,085     1,000,000    427,000  1,000,000
         14        555,621      617,128     1,000,000    478,929  1,000,000
         15        611,752      710,397     1,000,000    535,056  1,000,000
         16        670,690      813,544     1,094,278    596,446  1,000,000
         17        732,574      926,834     1,220,014    664,590  1,000,000
         18        797,553    1,051,293     1,356,091    741,634  1,000,000
         19        865,781    1,188,074     1,503,895    829,591  1,050,118
         20        937,420    1,338,460     1,664,945    924,255  1,149,704
         25      1,261,632    2,336,059     2,710,973  1,504,229  1,745,643
         30      1,766,849    3,916,137     4,291,618  2,332,386  2,556,016



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $17,601.04 IN YEAR ONE AND $40,379.99 IN YEAR TWO FOR
      THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

40                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                         ISSUE AGE: 65 MALE PREFERRED/
                         ISSUE AGE: 65 FEMALE PREFERRED
                           $27,000 SCHEDULED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)



                 PREMIUMS
                ACCUMULATED      CURRENT CHARGES*       GUARANTEED CHARGES**
   END OF          AT 5%      -----------------------  ----------------------
   POLICY        INTEREST       ACCOUNT       DEATH      ACCOUNT      DEATH
    YEAR         PER YEAR        VALUE       BENEFIT      VALUE      BENEFIT
-------------  -------------  ------------  ---------  -----------  ---------
          1         28,350       12,197***  1,000,000      11,920   1,000,000
          2         58,118       33,549***  1,000,000      32,983   1,000,000
          3         89,373       54,992     1,000,000      54,123   1,000,000
          4        122,192       76,395     1,000,000      75,206   1,000,000
          5        156,652       97,597     1,000,000      96,074   1,000,000
          6        192,834      120,602     1,000,000     118,723   1,000,000
          7        230,826      143,053     1,000,000     140,797   1,000,000
          8        270,717      172,784     1,000,000     161,952   1,000,000
          9        312,603      203,617     1,000,000     181,771   1,000,000
         10        356,583      235,548     1,000,000     199,788   1,000,000
         11        402,762      271,759     1,000,000     218,186   1,000,000
         12        451,251      309,412     1,000,000     234,026   1,000,000
         13        502,163      348,475     1,000,000     246,774   1,000,000
         14        555,621      388,842     1,000,000     255,798   1,000,000
         15        611,752      430,594     1,000,000     260,268   1,000,000
         16        670,690      473,134     1,000,000     259,047   1,000,000
         17        732,574      516,297     1,000,000     250,589   1,000,000
         18        797,553      560,462     1,000,000     232,792   1,000,000
         19        865,781      606,045     1,000,000     202,903   1,000,000
         20        937,420      653,511     1,000,000     157,330   1,000,000
         25      1,261,632      930,954     1,080,363          --          --
         30      1,766,849    1,273,986     1,396,136          --          --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $16,869.04 IN YEAR ONE AND $37,602.99 IN YEAR TWO FOR
      THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               41
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                         ISSUE AGE: 65 MALE PREFERRED/
                         ISSUE AGE: 65 FEMALE PREFERRED
                           $27,000 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)



                 PREMIUMS
                ACCUMULATED      CURRENT CHARGES*       GUARANTEED CHARGES**
   END OF          AT 5%      -----------------------  ----------------------
   POLICY        INTEREST       ACCOUNT       DEATH      ACCOUNT      DEATH
    YEAR         PER YEAR        VALUE       BENEFIT      VALUE      BENEFIT
-------------  -------------  ------------  ---------  -----------  ---------
          1         28,350       11,466***  1,000,000      11,198   1,000,000
          2         58,118       30,861***  1,000,000      30,329   1,000,000
          3         89,373       49,126     1,000,000      48,333   1,000,000
          4        122,192       66,137     1,000,000      65,084   1,000,000
          5        156,652       81,744     1,000,000      80,434   1,000,000
          6        192,834       97,856     1,000,000      96,289   1,000,000
          7        230,826      112,101     1,000,000     110,276   1,000,000
          8        270,717      132,396     1,000,000     122,059   1,000,000
          9        312,603      152,149     1,000,000     131,221   1,000,000
         10        356,583      171,303     1,000,000     137,295   1,000,000
         11        402,762      192,429     1,000,000     142,036   1,000,000
         12        451,251      212,893     1,000,000     142,668   1,000,000
         13        502,163      232,548     1,000,000     138,587   1,000,000
         14        555,621      251,140     1,000,000     129,061   1,000,000
         15        611,752      268,599     1,000,000     113,113   1,000,000
         16        670,690      283,955     1,000,000      89,401   1,000,000
         17        732,574      296,658     1,000,000      56,140   1,000,000
         18        797,553      306,796     1,000,000      10,933   1,000,000
         19        865,781      314,429     1,000,000          --          --
         20        937,420      319,587     1,000,000          --          --
         25      1,261,632      262,720     1,000,000          --          --
         30      1,766,849           --            --          --          --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $16,138.04 IN YEAR ONE AND $34,914.99 IN YEAR TWO FOR
      THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

42                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                         ISSUE AGE: 65 MALE PREFERRED/
                         ISSUE AGE: 65 FEMALE PREFERRED
                           $21,500 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)



                 PREMIUMS
                ACCUMULATED      CURRENT CHARGES*       GUARANTEED CHARGES**
   END OF          AT 5%      -----------------------  ----------------------
   POLICY        INTEREST       ACCOUNT       DEATH      ACCOUNT      DEATH
    YEAR         PER YEAR        VALUE       BENEFIT      VALUE      BENEFIT
-------------  -------------  ------------  ---------  -----------  ---------
          1         22,575       12,091***  1,000,000      11,727   1,000,000
          2         46,279       30,919***  1,000,000      30,151   1,000,000
          3         71,168       50,812     1,000,000      49,598   1,000,000
          4         97,301       71,737     1,000,000      70,028   1,000,000
          5        124,741       93,643     1,000,000      91,383   1,000,000
          6        153,553      118,222     1,000,000     115,345   1,000,000
          7        183,806      143,737     1,000,000     140,170   1,000,000
          8        215,571      178,412     1,000,000     165,644   1,000,000
          9        248,925      216,474     1,000,000     191,489   1,000,000
         10        283,946      258,229     1,000,000     217,393   1,000,000
         11        320,718      306,799     1,000,000     245,176   1,000,000
         12        359,329      360,386     1,000,000     272,793   1,000,000
         13        399,871      419,485     1,000,000     300,025   1,000,000
         14        442,439      484,607     1,000,000     326,642   1,000,000
         15        487,136      556,543     1,000,000     352,340   1,000,000
         16        534,068      635,594     1,000,000     376,689   1,000,000
         17        583,346      722,891     1,000,000     399,100   1,000,000
         18        635,089      819,948     1,057,673     418,793   1,000,000
         19        689,418      926,790     1,173,156     434,828   1,000,000
         20        746,464    1,044,229     1,298,943     446,094   1,000,000
         25      1,004,633    1,822,499     2,114,992     357,400   1,000,000
         30      1,406,935    3,053,019     3,345,743          --          --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $13,918.50 IN YEAR ONE AND $30,919.00 IN YEAR TWO FOR
      THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               43
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                         ISSUE AGE: 65 MALE PREFERRED/
                         ISSUE AGE: 65 FEMALE PREFERRED
                           $21,500 SCHEDULED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)



                 PREMIUMS
                ACCUMULATED      CURRENT CHARGES*       GUARANTEED CHARGES**
   END OF          AT 5%      -----------------------  ----------------------
   POLICY        INTEREST       ACCOUNT       DEATH      ACCOUNT      DEATH
    YEAR         PER YEAR        VALUE       BENEFIT      VALUE      BENEFIT
-------------  -------------  ------------  ---------  -----------  ---------
          1         22,575       11,405***  1,000,000      11,051   1,000,000
          2         46,279       28,481***  1,000,000      27,757   1,000,000
          3         71,168       45,444     1,000,000      44,333   1,000,000
          4         97,301       62,141     1,000,000      60,623   1,000,000
          5        124,741       78,388     1,000,000      76,441   1,000,000
          6        153,553       95,659     1,000,000      93,259   1,000,000
          7        183,806      112,024     1,000,000     109,141   1,000,000
          8        215,571      135,613     1,000,000     123,685   1,000,000
          9        248,925      160,011     1,000,000     136,391   1,000,000
         10        283,946      185,193     1,000,000     146,686   1,000,000
         11        320,718      213,309     1,000,000     155,665   1,000,000
         12        359,329      242,397     1,000,000     161,056   1,000,000
         13        399,871      272,371     1,000,000     162,087   1,000,000
         14        442,439      303,046     1,000,000     157,820   1,000,000
         15        487,136      334,429     1,000,000     147,022   1,000,000
         16        534,068      365,527     1,000,000     128,010   1,000,000
         17        583,346      396,044     1,000,000      98,492   1,000,000
         18        635,089      426,189     1,000,000      55,384   1,000,000
         19        689,418      456,183     1,000,000          --          --
         20        746,464      486,258     1,000,000          --          --
         25      1,004,633      628,972     1,000,000          --          --
         30      1,406,935      781,318     1,000,000          --          --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $13,232.50 IN YEAR ONE AND $28,481.00 IN YEAR TWO FOR
      THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

44                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                         ISSUE AGE: 65 MALE PREFERRED/
                         ISSUE AGE: 65 FEMALE PREFERRED
                           $21,500 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)



                 PREMIUMS
                ACCUMULATED      CURRENT CHARGES*       GUARANTEED CHARGES**
   END OF          AT 5%      -----------------------  ----------------------
   POLICY        INTEREST       ACCOUNT       DEATH      ACCOUNT      DEATH
    YEAR         PER YEAR        VALUE       BENEFIT      VALUE      BENEFIT
-------------  -------------  ------------  ---------  -----------  ---------
          1         22,575       10,719***  1,000,000      10,377   1,000,000
          2         46,279       26,126***  1,000,000      25,446   1,000,000
          3         71,168       40,451     1,000,000      39,437   1,000,000
          4         97,301       53,558     1,000,000      52,213   1,000,000
          5        124,741       65,286     1,000,000      63,612   1,000,000
          6        153,553       77,062     1,000,000      75,059   1,000,000
          7        183,806       86,959     1,000,000      84,627   1,000,000
          8        215,571      103,147     1,000,000      91,949   1,000,000
          9        248,925      118,841     1,000,000      96,569   1,000,000
         10        283,946      133,976     1,000,000      97,966   1,000,000
         11        320,718      150,242     1,000,000      97,002   1,000,000
         12        359,329      165,851     1,000,000      91,627   1,000,000
         13        399,871      180,638     1,000,000      81,146   1,000,000
         14        442,439      194,317     1,000,000      64,731   1,000,000
         15        487,136      206,797     1,000,000      41,283   1,000,000
         16        534,068      216,795     1,000,000       9,279   1,000,000
         17        583,346      223,785     1,000,000          --          --
         18        635,089      226,911     1,000,000          --          --
         19        689,418      226,650     1,000,000          --          --
         20        746,464      223,137     1,000,000          --          --
         25      1,004,633      113,345     1,000,000          --          --
         30      1,406,935           --            --          --          --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $12,546.50 IN YEAR ONE AND $26,126.00 IN YEAR TWO FOR
      THE CURRENT CHARGES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               45
--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Board of Directors of
ITT Hartford Life and Annuity Insurance Company:



We have audited the accompanying statutory-basis balance sheets of ITT Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1996 and 1995, and the related statutory-basis statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory-basis financial statements. When statutory-basis financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1. In our opinion, because the differences in accounting practices as described in Note 1 are material, the statutory-basis financial statements referred to above do not present fairly, in accordance with generally accepted accounting principles, the financial position of the Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996.



However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996 in conformity with statutory accounting practices as described in Note 1.



As discussed in Note 1 of notes to statutory financial statements, during 1994, the Company changed its valuation method in determining aggregate reserves for future benefits.



                                         ARTHUR ANDERSEN LLP



Hartford, Connecticut
February 10, 1997

46                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                      STATUTORY BASIS STATEMENTS OF INCOME


                                                   FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                            ----------------------------------
                                               1996        1995        1994
                                            ----------  ----------  ----------
                                                          ($000)
 Revenues
   Premiums and Annuity Considerations....  $  250,244  $  165,792  $  442,173
   Annuity and Other Fund Deposits........   1,897,347   1,087,661     608,685
   Net Investment Income..................      98,441      78,787      29,012
   Commissions and Expense Allowances on
    Reinsurance Ceded.....................     370,637     183,380     154,527
   Reserve Adjustment on Reinsurance
    Ceded.................................   3,864,395   1,879,785   1,266,926
   Other Revenues.........................     161,906     140,796      41,857
                                            ----------  ----------  ----------
     Total Revenues.......................   6,642,970   3,536,201   2,543,180
                                            ----------  ----------  ----------
 Benefits and Expenses
   Death and Annuity Benefits.............      60,111      53,029       7,948
   Surrenders and Other Benefit
    Payments..............................     276,720     221,392     181,749
   Commissions and Other Expenses.........     491,720     236,202     186,303
   Increase in Reserves for Future
    Benefits..............................      27,351      94,253     416,748
   Increase in Liability for Premium and
    Other Deposit Funds...................     207,156     460,124     182,934
   Net Transfers to Separate Accounts.....   5,492,964   2,414,669   1,541,419
                                            ----------  ----------  ----------
     Total Benefits and Expenses..........   6,556,022   3,479,669   2,517,101
                                            ----------  ----------  ----------
 Net Gain from Operations Before Federal
  Income Tax Expense......................      86,948      56,532      26,079
   Federal Income Tax Expense.............      19,360      14,048      24,038
                                            ----------  ----------  ----------
 Net Gain from Operations.................      67,588      42,484       2,041
   Net Realized Capital Gains (Losses)....         407         374          (2)
                                            ----------  ----------  ----------
 Net Income...............................  $   67,995  $   42,858  $    2,039
                                            ----------  ----------  ----------
                                            ----------  ----------  ----------



   The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               47
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                         STATUTORY BASIS BALANCE SHEETS


                                                       AS OF DECEMBER 31,
                                                     -----------------------
                                                        1996         1995
                                                     -----------  ----------
                                                             ($000)
 Assets
   Bonds...........................................  $ 1,268,480  $1,226,489
   Common Stocks...................................       44,996      39,776
   Policy Loans....................................       28,853      22,521
   Cash and Short-Term Investments.................      176,830     173,304
   Other Invested Assets...........................        2,858      13,432
                                                     -----------  ----------
     Total Cash and Invested Assets................    1,522,017   1,475,522
                                                     -----------  ----------
   Investment Income Due and Accrued...............       14,555      18,021
   Premium Balances Receivable.....................          373         402
   Receivables from Affiliates.....................          257       8,182
   Other Assets....................................       19,099      25,907
   Separate Account Assets.........................   14,619,324   7,324,910
                                                     -----------  ----------
     Total Assets..................................  $16,175,625  $8,852,944
                                                     -----------  ----------
                                                     -----------  ----------
 Liabilities
   Aggregate Reserves for Future Benefits..........  $   571,970  $  542,082
   Policy and Contract Claims......................        6,806       8,223
   Liability for Premium and Other Deposit Funds...    1,155,143     948,361
   Asset Valuation Reserve.........................        7,442       8,010
   Payable to Affiliates...........................       10,022       3,682
   Other Liabilities...............................     (498,195)   (220,658)
   Separate Account Liabilities....................   14,619,324   7,324,910
                                                     -----------  ----------
     Total Liabilities.............................   15,872,512   8,614,610
                                                     -----------  ----------
 Capital and Surplus
   Common Stock....................................        2,500       2,500
   Gross Paid-In and Contributed Surplus...........      226,043     226,043
   Unassigned Funds................................       74,570       9,791
                                                     -----------  ----------
     Total Capital and Surplus.....................      303,113     238,334
                                                     -----------  ----------
   Total Liabilities and Capital and Surplus.......  $16,175,625  $8,852,944
                                                     -----------  ----------
                                                     -----------  ----------



   The accompanying notes are an integral part of these financial statements.

48                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

          STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS


                                             FOR THE YEARS ENDED DECEMBER 31,
                                            ----------------------------------
                                              1996         1995         1994
                                            ---------    ---------    --------
                                                          ($000)
 Capital and Surplus -- Beginning of
  Year...................................   $ 238,334    $  91,285    $ 88,693
                                            ---------    ---------    --------
   Net Income............................      67,995       42,858       2,039
   Change in Net Unrealized Capital
    (Losses) Gains on Common Stocks......      (5,171)       1,709        (133)
   Change in Asset Valuation Reserve.....         568       (5,588)     (1,356)
   Change in Non-Admitted Assets.........       1,387       (1,944)     (8,599)
   Change in Reserve (Valuation Basis)...          --           --      10,659
   Aggregate Write-ins for Surplus.......          --        8,080         (18)
   Dividends to Shareholder..............          --      (10,000)         --
   Paid-In Surplus.......................          --      111,934          --
                                            ---------    ---------    --------
     Change in Capital and Surplus.......      64,779      147,049       2,592
                                            ---------    ---------    --------
 Capital and Surplus -- End of Year......   $ 303,113    $ 238,334    $ 91,285
                                            ---------    ---------    --------
                                            ---------    ---------    --------



   The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               49
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    STATUTORY BASIS STATEMENTS OF CASH FLOWS


                                                FOR THE YEARS ENDED DECEMBER 31,
                                            -----------------------------------------
                                               1996           1995           1994
                                            -----------    -----------    -----------
                                                             ($000)
 Operations
   Premiums, Annuity Considerations and
    Other Fund Deposits..................   $ 2,147,627    $ 1,253,511    $ 1,050,493
   Net Investment Income.................       106,178         78,328         24,519
   Other Revenues........................     4,396,892      2,253,466      1,515,700
                                            -----------    -----------    -----------
     Total Revenues......................     6,650,697      3,585,305      2,590,712
                                            -----------    -----------    -----------
   Benefits Paid.........................       338,998        277,965        181,205
   Federal Income Taxes Paid on
    Operations...........................        28,857        208,423         20,634
   Other Expenses........................     6,254,139      2,664,385      1,832,905
                                            -----------    -----------    -----------
     Total Benefits and Expenses.........     6,621,994      3,150,773      2,034,744
                                            -----------    -----------    -----------
     Net Cash from Operations............        28,703        434,532        555,968
                                            -----------    -----------    -----------
 Proceeds from Investments
   Bonds.................................       871,019        287,941         87,747
   Common Stocks.........................        72,100             52             --
   Other.................................            10             28             40
                                            -----------    -----------    -----------
     Total Investment Proceeds...........       943,129        288,021         87,787
                                            -----------    -----------    -----------
 Taxes (Paid) Received on Capital (Gains)
  Losses.................................          (936)          (226)            96
 Paid-In Surplus.........................            --        111,934             --
 Other Cash Provided.....................        41,998         28,199         30,554
                                            -----------    -----------    -----------
     Total Proceeds......................     1,012,894        862,460        674,405
                                            -----------    -----------    -----------
 Cost of Investments Acquired
   Bonds.................................       914,523        720,521        595,181
   Common Stocks.........................        82,495         35,794            808
   Miscellaneous Applications............           130          2,146          2,523
                                            -----------    -----------    -----------
     Total Investments Acquired..........       997,148        758,461        598,512
                                            -----------    -----------    -----------
 Other Cash Applied
   Dividends Paid to Shareholders........            --         10,000             --
   Other.................................        12,220          5,007         24,813
                                            -----------    -----------    -----------
     Total Other Cash Applied............        12,220         15,007         24,813
                                            -----------    -----------    -----------
       Total Applications................     1,009,368        773,468        623,325
                                            -----------    -----------    -----------
 Net Change in Cash and Short-Term
  Investments............................         3,526         88,992         51,080
 Cash and Short-Term Investments,
  Beginning of Year......................       173,304         84,312         33,232
                                            -----------    -----------    -----------
 Cash and Short-Term Investments, End of
  Year...................................   $   176,830    $   173,304    $    84,312
                                            -----------    -----------    -----------
                                            -----------    -----------    -----------



   The accompanying notes are an integral part of these financial statements.

50                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)


---------------------------------------------------

 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


ORGANIZATION



    ITT Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Life Insurance Corporation, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("Hartford Life"), which is ultimately owned by ITT Hartford Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, The Hartford announced its plans to sell up to 20% of Hartford Life to the public. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.



    ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.



BASIS OF PRESENTATION



    The accompanying ILA statutory-basis financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.



    The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.



    Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:



    (1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy;



    (2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, generally, for universal life policies and investment products, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;



    (3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;



    (4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;



    (5) excluding certain GAAP assets designated as non-admitted assets (e.g., past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;



    (6) establishing accruals for post-retirement and post-employment health care benefits on an option basis, using a twenty year phase-in approach, whereas GAAP liabilities are required to be recorded;



    (7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               51
--------------------------------------------------------------------------------


    realized gains and losses are recognized in the period the asset is sold;



    (8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;



    (9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's fixed maturities were classified on a GAAP basis as "available-for- sale" and accordingly, those investments were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital
    (loss)/ gain on investments, net of tax". For statutory reporting purposes, Net Unrealized Capital Losses (Gains) on Common Stocks represent unrealized losses (gains) on common stock reported at fair value; and



    (10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.



    As of and for the years ended December 31, 1996, 1995 and 1994, the significant differences between statutory and GAAP basis net income and capital and surplus for the Company are summarized as follows:



                                    1996         1995         1994
                                 -----------  -----------  -----------
GAAP Net Income................  $    41,202  $    38,821  $    23,295
Amortization and deferral of
 policy acquisition costs......     (341,572)    (174,341)    (117,863)
Change in unearned revenue
 reserve.......................       55,504       32,300       24,494
Deferred taxes.................        2,090        2,801       (9,267)
Separate accounts..............      306,978      146,635       75,941
Other, net.....................        3,793       (3,358)       5,439
                                 -----------  -----------  -----------
Statutory Net Income...........  $    67,995  $    42,858  $     2,039
                                 -----------  -----------  -----------
                                 -----------  -----------  -----------



                                    1996         1995         1994
                                 -----------  -----------  -----------
GAAP Capital and Surplus.......  $   503,887  $   455,541  $   199,785
Deferred policy acquisition
 costs.........................     (938,114)    (596,542)    (422,201)
Unearned revenue reserve.......      130,148       74,644       42,344
Deferred taxes.................       12,823        1,493       13,257
Separate accounts..............      640,101      333,123      186,488
Asset valuation reserve........       (7,442)      (8,010)      (2,422)
Unrealized gain (loss) on
 bonds.........................        5,112       (1,696)      21,918
Adjustment relating to Lyndon
 contribution (see Note 3).....      (41,277)     (41,277)          --
Other, net.....................       (2,125)      21,058       52,116
                                 -----------  -----------  -----------
Statutory Capital and
 Surplus.......................  $   303,113  $   238,334  $    91,285
                                 -----------  -----------  -----------
                                 -----------  -----------  -----------



AGGREGATE RESERVES AND LIABILITIES FOR PREMIUM AND OTHER DEPOSIT FUNDS



    Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 5%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.



    ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of these contracts are reported in the Statutory Basis Statements of Income.



    During 1994, the Company changed the valuation method on aggregate reserves for future benefits resulting in a $10.7 million increase in surplus. The new valuation method is in accordance with presently accepted actuarial standards.



INVESTMENTS



    Investments in bonds are carried at amortized cost. Bonds which are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO")are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Common stocks are carried at market value with the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

52                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


    Changes in net unrealized capital (losses)/gains on common stocks are reported as (reductions)/additions of surplus. The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve decreased by $568 in 1996 and increased by $5,588 and $1,356 in 1995 and 1994, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the remaining life of the mortgage loan or bond sold. Realized capital gains and losses, net of taxes not included in IMR are reported in the Statutory Basis Statements of Income. Realized investment gains and losses are determined on a specific identification basis. The amount of net capital gains reclassified from the IMR was $1,413 and $39 in 1996 and 1995, respectively, and the amount of net capital losses was $67 in 1994. The amount of income amortized was $392, $256 and $114 in 1996, 1995 and 1994, respectively.



OTHER LIABILITIES



    The amount reflected in other liabilities includes a receivable from the separate accounts of $640 million and $333 million as of December 31, 1996 and 1995, respectively. The balances are classified in accordance with NAIC accounting practices.



---------------------------------------------------

 2. INVESTMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME



                              1996       1995       1994
                            ---------  ---------  ---------
Interest income from
 bonds....................  $  89,940  $  76,100  $  28,335
Interest income from
 policy loans.............      1,846      1,504        454
Interest and dividends
 from other investments...      7,864      2,288      1,069
                            ---------  ---------  ---------
Gross investment income...     99,650     79,892     29,858
Less: investment
 expenses.................      1,209      1,105        846
                            ---------  ---------  ---------
Net investment income.....  $  98,441  $  78,787  $  29,012
                            ---------  ---------  ---------
                            ---------  ---------  ---------



(B) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS



                                  1996       1995       1994
                                ---------  ---------  ---------
Gross unrealized capital gains
 at end of year...............  $     713  $   1,724  $      75
Gross unrealized capital
 losses at end of year........     (4,160)        --        (60)
                                ---------  ---------  ---------
Net unrealized capital
 (losses) gains...............     (3,447)     1,724         15
Balance at beginning of
 year.........................      1,724         15        148
                                ---------  ---------  ---------
Change in net unrealized
 capital (losses) gains on
 common stocks................  $  (5,171) $   1,709  $    (133)
                                ---------  ---------  ---------
                                ---------  ---------  ---------



(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS



                            1996        1995        1994
                         ----------  ----------  ----------
Gross unrealized
 capital gains at end
 of year...............  $   11,821  $   22,251  $      986
Gross unrealized
 capital losses at end
 of year...............      (3,842)     (1,374)    (34,718)
                         ----------  ----------  ----------
Net unrealized capital
 gains (losses) after
 tax...................       7,979      20,877     (33,732)
Balance at beginning of
 year..................      20,877     (33,732)      5,232
                         ----------  ----------  ----------
Change in net
 unrealized capital
 (losses) gains on
 bonds and short-term
 investments...........  $  (12,898) $   54,609  $  (38,964)
                         ----------  ----------  ----------
                         ----------  ----------  ----------



(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)



                                    1996       1995       1994
                                  ---------  ---------  ---------
Bonds and short-term
 investments....................  $   2,756  $     156  $    (101)
Common stocks...................          0         52          0
Real estate and other...........          0          0         34
                                  ---------  ---------  ---------
Realized capital gains
 (losses).......................      2,756        208        (67)
Capital gains taxes (benefit)...        936       (205)         2
                                  ---------  ---------  ---------
Net realized capital gains
 (losses) after tax.............      1,820        413        (69)
Less: IMR capital gains
 (losses).......................      1,413         39        (67)
                                  ---------  ---------  ---------
Net realized capital gains
 (losses).......................  $     407  $     374  $      (2)
                                  ---------  ---------  ---------
                                  ---------  ---------  ---------

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               53
--------------------------------------------------------------------------------


(E) OFF-BALANCE SHEET INVESTMENTS



    The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1996 and 1995.



(F) CONCENTRATION OF CREDIT RISK



    Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.



(G) BONDS, SHORT-TERM AND COMMON STOCK INVESTMENTS



                                                                                       AS OF DECEMBER 31, 1996
                                                                           ------------------------------------------------
                                                                                           GROSS UNREALIZED
                                                                            AMORTIZED    --------------------      FAIR
                                                                               COST        GAINS     LOSSES       VALUE
                                                                           ------------  ---------  ---------  ------------
U.S. government and government agencies and authorities:
  (Guaranteed and sponsored).............................................  $     58,761  $       6  $    (195) $     58,572
  (Guaranteed and sponsored) -- asset-backed.............................        78,237      1,477       (609)       79,105
States, municipalities and political subdivisions........................        25,958        163         (2)       26,119
International governments................................................         7,447        205         --         7,652
Public utilities.........................................................        70,116        396       (424)       70,088
All other corporate......................................................       410,530      6,357     (1,355)      415,532
All other corporate -- asset-backed......................................       485,953      2,654     (1,081)      487,526
Short-term investments...................................................       148,094         --        (66)      148,028
Certificates of deposit..................................................        83,378        563       (110)       83,831
Parents, subsidiaries and affiliates.....................................        48,100         --         --        48,100
                                                                           ------------  ---------  ---------  ------------
  Total bonds and short-term investments.................................  $  1,416,574  $  11,821  $  (3,842) $  1,424,553
                                                                           ------------  ---------  ---------  ------------
                                                                           ------------  ---------  ---------  ------------
Common stock -- unaffiliated.............................................  $     13,064  $     713  $       0  $     13,777
Common stock -- affiliated...............................................        35,379          0      4,160        31,219
                                                                           ------------  ---------  ---------  ------------
Total common stocks......................................................  $     48,443  $     713  $   4,160  $     44,996
                                                                           ------------  ---------  ---------  ------------
                                                                           ------------  ---------  ---------  ------------



                                                                                       AS OF DECEMBER 31, 1995
                                                                         ----------------------------------------------------
                                                                                           GROSS UNREALIZED
                                                                          AMORTIZED    ------------------------      FAIR
                                                                             COST         GAINS       LOSSES        VALUE
                                                                         ------------  -----------  -----------  ------------
U.S. government and government agencies and authorities:
  (Guaranteed and sponsored)...........................................  $     44,268   $      14    $    (248)  $     44,034
  (Guaranteed and sponsored) -- asset-backed...........................       176,160       4,644         (682)       180,122
States, municipalities and political subdivisions......................        16,948          38           (6)        16,980
International governments..............................................         5,402         441           --          5,843
Public utilities.......................................................       108,083       1,652          (90)       109,645
All other corporate....................................................       374,058       8,145         (248)       381,955
All other corporate -- asset-backed....................................       410,197       5,841          (89)       415,949
Short-term investments.................................................       139,011          18           --        139,029
Certificates of deposit................................................        91,373       1,458          (11)        92,820
                                                                         ------------  -----------  -----------  ------------
  Total bonds and short-term investments...............................  $  1,365,500   $  22,251    $  (1,374)  $  1,386,377
                                                                         ------------  -----------  -----------  ------------
                                                                         ------------  -----------  -----------  ------------
Common stock -- unaffiliated...........................................  $      2,668   $     555    $      --   $      3,223
Common stock -- affiliated.............................................        35,384       1,169           --         36,553
                                                                         ------------  -----------  -----------  ------------
  Total common stocks..................................................  $     38,052   $   1,724    $      --   $     39,776
                                                                         ------------  -----------  -----------  ------------
                                                                         ------------  -----------  -----------  ------------



    The amortized cost and estimated market value of bonds and short-term investments at December 31, 1996 by management's anticipated maturity are shown below. Asset-backed securities are distributed to maturity year based on ILA's estimate of the rate of future prepayments of principal

54                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


over the remaining life of the securities. Expected maturities differ from contractual maturities reflecting borrowers' rights to call or prepay their obligations.



                                               ESTIMATED
                                 AMORTIZED        FAIR
           MATURITY                 COST         VALUE
------------------------------  ------------  ------------
Due in one year or less.......  $    478,095  $    478,852
Due after one year through
 five years...................       622,805       623,105
Due after five years through
 ten years....................       259,479       265,681
Due after ten years...........        56,195        56,915
                                ------------  ------------
  Total.......................  $  1,416,574  $  1,424,553



    Proceeds from sales of investments in bonds and short-term investments during 1996, 1995 and 1994 were $668,078, $313,961 and $117,912, respectively, resulting in gross realized gains of $3,675, $1,419 and $518, respectively, and gross realized losses of $919, $1,263 and $619, respectively, before transfers to IMR. The Company had realized gains of $52 during 1995 from a capital gain distribution.



(H) FAIR VALUE OF FINANCIAL INSTRUMENTS
   BALANCE SHEET ITEMS (IN MILLIONS):



                                  1996                    1995
                         ----------------------  ----------------------
                          CARRYING      FAIR      CARRYING      FAIR
                           AMOUNT       VALUE      AMOUNT       VALUE
                         -----------  ---------  -----------  ---------
Assets
  Bonds and short-term
   investments.........   $   1,417   $   1,425   $   1,366   $   1,386
  Common stocks........          45          45          40          40
  Policy loans.........          29          29          23          23
  Other invested
   assets..............           3           3          13          13
Liabilities
  Liabilities on
   investment
   contracts...........   $   1,245   $   1,191   $   1,031   $     981



    The carrying amounts for policy loans approximates fair value. The liabilities are determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.



---------------------------------------------------

 3. RELATED PARTY TRANSACTIONS


    Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, service fees, capital contributions and payments of dividends.



    On June 30, 1995, the assets of Lyndon Insurance Company were contributed to ILA. As a result, ILA received approximately $365 million in bonds and short-term investments, common stocks and cash, $28 million in policy reserves, $187 million of current tax liability, $26 million in IMR, $8 million in AVR (offset by an aggregate write-in to surplus), and $4 million of other liabilities. The assets in excess of liabilities of $112 million were recorded as an increase to paid-in surplus.



    For additional information, see Note 5.



---------------------------------------------------

 4. FEDERAL INCOME TAXES


    The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were to file separate federal, state and local income tax returns.



    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the current intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. Federal income taxes paid by the Company were $29,792, $215,921 and $20,538 in 1996, 1995 and 1994, respectively. The effective tax rate was 22%, 25% and 92% in 1996, 1995 and 1994, respectively. The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax expense (in millions).



                                                     1996       1995        1994
                                                   ---------  ---------     -----
Tax provision at U.S. Federal statutory rate.....  $      30  $      20   $       9
Tax deferred acquisition costs...................         27          8           8
Statutory to tax reserve differences.............         --          3           5
Unrealized (gain)/loss on separate accounts......        (21)       (13)          2
Investments and other............................        (17)        (4)         --
                                                   ---------  ---------         ---
Federal income tax expense.......................  $      19  $      14   $      24
                                                   ---------  ---------         ---
                                                   ---------  ---------         ---



---------------------------------------------------

 5. CAPITAL AND SURPLUS AND SHAREHOLDER
   DIVIDEND RESTRICTIONS


    The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is subject to restrictions relating to statutory surplus. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1996 or 1994. ILA paid dividends of $10 million to its parent, HLIC, in 1995. As a result of the Distribution by ITT, the assets of ITT Lyndon Insurance

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               55
--------------------------------------------------------------------------------


Company (Lyndon) were contributed to ILA in June 1995. Substantially all the business was removed from Lyndon prior to the contribution. The amount of assets which exceeded liabilities at the contribution date ($112 million) was included in paid-in surplus.



---------------------------------------------------

 6. PENSION PLANS AND OTHER POST-RETIREMENT
   AND POST-EMPLOYMENT BENEFITS


    The Company's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974 and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of HLIC's group pension contracts. Pension expense was $358, $1,034, and $1,211 in 1996, 1995 and 1994, respectively. Liabilities for the plan are held by The Hartford.



    The Company also participates in The Hartford's Investment and Savings Plan, which includes a deferred compensation option under IRC section 401(k) and an ESOP allocation under IRC section 404(k). The liabilities for these plans are included in the financial statements of The Hartford. The cost to ILA was not material in 1996, 1995 and 1994.



    The Company's employees are included in The Hartford's contributory defined health care and life insurance benefit plans. These plans provide health care and life insurance benefits for retired employees. Substantially all employees may become eligible for those benefits if they reach normal or early retirement age while still working for the Company. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Amounts allocated by The Hartford for post-retirement health care and life insurance benefits expense (not including provisions for accrual of post-retirement benefit obligations) are immaterial. The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 9.3% for 1996, decreasing ratably to 6% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated post-retirement benefit obligation and the annual expense. The cost to ILA was not material in 1996, 1995 and 1994.



    Post-employment benefits are primarily comprised of obligations to provide medical and life insurance to employees on long-term disability. Post-employment benefit expense was not material in 1996, 1995 and 1994.



---------------------------------------------------

 7. REINSURANCE


    The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve ILA of its primary liability. ILA also assumes insurance from other insurers.



    Life insurance net retained premiums were comprised of the following:



                                       1996        1995        1994
                                    ----------  ----------  ----------
Direct premiums...................  $  226,612  $  159,918  $  133,180
Premiums assumed..................      33,817      13,299         960
Premiums ceded....................     (10,185)     (7,425)    308,033
                                    ----------  ----------  ----------
Premiums and annuity
 considerations...................  $  250,244  $  165,792  $  442,173
                                    ----------  ----------  ----------
                                    ----------  ----------  ----------



    The Company ceded to a third party, on a modified coinsurance basis, 80% of the variable annuity business written in 1994. The ceded business includes both general and separate account liabilities. As a result of the agreement, in December 1994, ILA transferred approximately $1,352 million in assets and liabilities. The financial impact of the cession was an increase of approximately $15 million to net income and surplus in 1994.



    In November 1994, the Company ceded, on a modified coinsurance basis, 30% of the separate account variable annuity business distributed by Paine Webber to Paine Webber Life Insurance Company ("PWLIC"). As a result of the agreement, ILA transferred approximately $24 million in assets and liabilities to PWLIC. The financial impact of the cession was an increase of approximately $765 to net income and surplus in 1994.



    In October 1994, the agreement, effective December 1990, which required ILA to coinsure 90% of all existing and new business, excluding variable annuity business, written by the Company to HLIC, was terminated. As a result of the termination, ILA received approximately $430 million in assets and liabilities from HLIC. The impact of the transaction was a decrease of approximately $15 million to net income and surplus in 1994.



    In November 1993, ILA acquired, through an assumption reinsurance transaction, substantially all of the individual fixed and variable annuity business of Hartford Life and Accident, an affiliate. As a result of this transaction, the assets and liabilities of the Company increased approximately $1 billion, substantially all of which was transferred to the separate accounts of the Company. The remaining assets and liabilities (approximately $41 million) were transferred in October 1995. The impact of these transactions on net income and surplus was not significant.

56                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


---------------------------------------------------

 8. SEPARATE ACCOUNTS


    The Company maintains separate account assets and liabilities totaling $14.6 billion and $7.3 billion at December 31, 1996 and 1995, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $144 million, $72 million and $42 million in 1996, 1995 and 1994, respectively, and are recorded as a component of other revenues on the Statutory Basis Statements of Income.



---------------------------------------------------

 9. COMMITMENTS AND CONTINGENCIES


    As of December 31, 1996 and 1995, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in various legal actions which have arisen in the normal course of its business. In the opinion of management, the ultimate liability with respect to such lawsuits as well as other contingencies is not considered to be material in relation to the results of operations and financial position of the Company.



    Under insurance guaranty laws in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,262, $1,684 and $583 in 1996, 1995 and 1994,
respectively. ILA incurred guaranteed fund expense of $548, $0 and $0 in 1996, 1995 and 1994, respectively.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               57
--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To ITT Hartford Life and Annuity Insurance Company
Separate Account Variable Life Two and to the
Owners of Units of Interest Therein:



We have audited the accompanying statement of assets and liabilities of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, Fidelity VIP Equity Income Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account and Fidelity VIP II Asset Manager Portfolio Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Separate Account Variable Life Two) (the Accounts) as of December 31, 1996, and the related statements of operations and changes in net assets for the period from inception, October 3, 1996, to December 31, 1996. These financial statements are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audit.



We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, Fidelity VIP Equity Income Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account and Fidelity VIP II Asset Manager Portfolio Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Separate Account Variable Life Two) as of December 31, 1996, the results of its operations and the changes in its net assets for the period from inception, October 3, 1996, to December 31, 1996, in conformity with generally accepted accounting principles.



                                         ARTHUR ANDERSEN LLP


Hartford, Connecticut
February 14, 1997

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               58
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Separate Account Variable Life Two


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996



                                                           MONEY
                            BOND FUND     STOCK FUND    MARKET FUND    ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   ------------   ------------   -------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                         64,640
    Cost                          $65,072
    Market Value.........  $   64,588        --             --             --
  Hartford Stock Fund,
   Inc.
    Shares                            258
    Cost                           $1,003
    Market Value.........      --        $     1,067        --             --
  HVA Money Market Fund,
   Inc.
    Shares                         47,513
    Cost                          $47,513
    Market Value.........      --            --         $    47,513        --
  Hartford Advisers Fund,
   Inc.
    Shares                          9,232
    Cost                          $20,157
    Market Value.........      --            --             --          $   20,029
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                            267
    Cost                           $1,002
    Market Value.........      --            --             --             --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                            971
    Cost                           $1,014
    Market Value.........      --            --             --             --
  Hartford Index Fund,
   Inc.
    Shares                            450
    Cost                           $1,005
    Market Value.........      --            --             --             --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                         14,515
    Cost                          $20,130
    Market Value.........      --            --             --             --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                            690
    Cost                           $1,006
    Market Value.........      --            --             --             --
  Fidelity VIP Equity
   Income Fund
    Shares                             50
    Cost                           $1,000
    Market Value.........      --            --             --             --
  Fidelity VIP Overseas
   Fund
    Shares                             55
    Cost                           $1,000
    Market Value.........      --            --             --             --
  Fidelity VIP II Asset
   Manager Fund
    Shares                             62
    Cost                           $1,000
    Market Value.........      --            --             --             --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....      --            --               2,039        --
  Receivable from fund
   shares sold...........      --            --             --             --
                           -----------   ------------   ------------   -------------
  Total Assets...........      64,588          1,067         49,552         20,029
                           -----------   ------------   ------------   -------------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....      --            --             --             --
  Payable for fund shares
   purchased.............      --            --               2,038        --
                           -----------   ------------   ------------   -------------
  Total Liabilities......      --            --               2,038        --
                           -----------   ------------   ------------   -------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $   64,588    $     1,067    $    47,514     $   20,029
                           -----------   ------------   ------------   -------------
                           -----------   ------------   ------------   -------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........      52,360            596         40,404         12,807
  Unit Price.............  $ 1.233518    $  1.789555    $  1.175949     $ 1.563874


   The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               59
--------------------------------------------------------------------------------

                                CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                         64,640
    Cost                          $65,072
    Market Value.........        --                 --               --              --                 --
  Hartford Stock Fund,
   Inc.
    Shares                            258
    Cost                           $1,003
    Market Value.........        --                 --               --              --                 --
  HVA Money Market Fund,
   Inc.
    Shares                         47,513
    Cost                          $47,513
    Market Value.........        --                 --               --              --                 --
  Hartford Advisers Fund,
   Inc.
    Shares                          9,232
    Cost                          $20,157
    Market Value.........        --                 --               --              --                 --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                            267
    Cost                           $1,002
    Market Value.........     $     1,044           --               --              --                 --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                            971
    Cost                           $1,014
    Market Value.........        --              $    1,025          --              --                 --
  Hartford Index Fund,
   Inc.
    Shares                            450
    Cost                           $1,005
    Market Value.........        --                 --           $    1,071          --                 --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                         14,515
    Cost                          $20,130
    Market Value.........        --                 --               --            $   20,421           --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                            690
    Cost                           $1,006
    Market Value.........        --                 --               --              --              $    1,068
  Fidelity VIP Equity
   Income Fund
    Shares                             50
    Cost                           $1,000
    Market Value.........        --                 --               --              --                 --
  Fidelity VIP Overseas
   Fund
    Shares                             55
    Cost                           $1,000
    Market Value.........        --                 --               --              --                 --
  Fidelity VIP II Asset
   Manager Fund
    Shares                             62
    Cost                           $1,000
    Market Value.........        --                 --               --              --                 --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....        --                 --               --              --                 --
  Receivable from fund
   shares sold...........        --                 --               --              --                 --
                           -----------------   ---------------   -----------       ----------       ------------
  Total Assets...........           1,044             1,025           1,071            20,421             1,068
                           -----------------   ---------------   -----------       ----------       ------------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....        --                 --               --              --                 --
  Payable for fund shares
   purchased.............        --                 --               --              --                 --
                           -----------------   ---------------   -----------       ----------       ------------
  Total Liabilities......        --                 --               --              --                 --
                           -----------------   ---------------   -----------       ----------       ------------
  Net Assets (variable
   annuity contract
   liabilities)..........     $     1,044        $    1,025      $    1,071        $   20,421        $    1,068
                           -----------------   ---------------   -----------       ----------       ------------
                           -----------------   ---------------   -----------       ----------       ------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........             598               828             611            13,646               705
  Unit Price.............     $  1.745910        $ 1.237827      $ 1.752378        $ 1.496455        $ 1.515489

                              FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                             EQUITY INCOME        OVERSEAS        ASSET MANAGER
                               PORTFOLIO          PORTFOLIO         PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------   -------------   ------------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Stock Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  HVA Money Market Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Advisers Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Capital
   Appreciation Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Mortgage
   Securities Fund, Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Index Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford International
   Opportunities Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Dividend and
   Growth Fund, Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Fidelity VIP Equity
   Income Fund

    Shares

    Cost
    Market Value.........      $    1,056           --               --
  Fidelity VIP Overseas
   Fund

    Shares

    Cost
    Market Value.........        --               $   1,044          --
  Fidelity VIP II Asset
   Manager Fund

    Shares

    Cost
    Market Value.........        --                 --              $   1,050
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....        --                 --               --
  Receivable from fund
   shares sold...........        --                 --               --
                               ----------       -------------      ----------
  Total Assets...........           1,056             1,044             1,050
                               ----------       -------------      ----------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....        --                 --               --
  Payable for fund shares
   purchased.............        --                 --               --
                               ----------       -------------      ----------
  Total Liabilities......        --                 --               --
                               ----------       -------------      ----------
  Net Assets (variable
   annuity contract
   liabilities)..........      $    1,056         $   1,044         $   1,050
                               ----------       -------------      ----------
                               ----------       -------------      ----------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........             771               859               832
  Unit Price.............      $ 1.370219         $1.215706         $1.261761

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               60
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE TWO


STATEMENT OF OPERATIONS
FOR THE PERIOD FROM INCEPTION, OCTOBER 3, 1996, TO DECEMBER 31, 1996



                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -----------   -----------   -------------
INVESTMENT INCOME:
  Dividends..............   $    389     $        3     $    286      $       53
                           -----------          ---        -----          ------
    Net investment income
     (loss)..............        389              3          286              53
                           -----------          ---        -----          ------
CAPITAL GAINS INCOME.....     --             --           --             --
                           -----------          ---        -----          ------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --             --           --             --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (484)            64       --                (129)
                           -----------          ---        -----          ------
    Net gain (loss) on
     investments.........       (484)            64       --                (129)
                           -----------          ---        -----          ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $    (95)    $       67     $    286      $      (76)
                           -----------          ---        -----          ------
                           -----------          ---        -----          ------


   The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               61
--------------------------------------------------------------------------------

                                CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------
INVESTMENT INCOME:
  Dividends..............     $        2           $    14        $      5          $     25          $      6
                                     ---               ---             ---             -----               ---
    Net investment income
     (loss)..............              2                14               5                25                 6
                                     ---               ---             ---             -----               ---
CAPITAL GAINS INCOME.....       --                 --               --              --                  --
                                     ---               ---             ---             -----               ---
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --                 --               --              --                  --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................             42                11              66               291                62
                                     ---               ---             ---             -----               ---
    Net gain (loss) on
     investments.........             42                11              66               291                62
                                     ---               ---             ---             -----               ---
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $       44           $    25        $     71          $    316          $     68
                                     ---               ---             ---             -----               ---
                                     ---               ---             ---             -----               ---

                              FIDELITY VIP      FIDELITY VIP    FIDELITY VIP II
                             EQUITY INCOME        OVERSEAS       ASSET MANAGER
                               PORTFOLIO          PORTFOLIO        PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------   -------------   ----------------
INVESTMENT INCOME:
  Dividends..............       $     --           $    --          $    --
                                     ---               ---              ---
    Net investment income
     (loss)..............       --                  --              --
                                     ---               ---              ---
CAPITAL GAINS INCOME.....       --                  --              --
                                     ---               ---              ---
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --                  --              --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................             56                44               50
                                     ---               ---              ---
    Net gain (loss) on
     investments.........             56                44               50
                                     ---               ---              ---
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $     56           $    44          $    50
                                     ---               ---              ---
                                     ---               ---              ---

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               62
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Separate Account Variable Life Two


STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, OCTOBER 3, 1996, TO DECEMBER 31, 1996



                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND    ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   -----------   -----------   ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  389        $    3       $     286        $    53
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (484)           64              --           (129)
                           -----------   -----------   -----------       -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (95)           67             286            (76)
                           -----------   -----------   -----------       -------
UNIT TRANSACTIONS:
  Purchases..............     1,000         1,000         176,110          1,000
  Net transfers..........    63,683            --        (127,365)        19,105
  Surrenders.............        --            --          (1,225)            --
  Cost of insurance......        --            --            (292)            --
                           -----------   -----------   -----------       -------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions.....    64,683         1,000          47,228         20,105
                           -----------   -----------   -----------       -------
  Total increase
   (decrease) in net
   assets................    64,588         1,067          47,514         20,029
NET ASSETS:
  Beginning of period....        --            --              --             --
                           -----------   -----------   -----------       -------
  End of period..........    $64,588       $1,067       $  47,514        $20,029
                           -----------   -----------   -----------       -------
                           -----------   -----------   -----------       -------


   The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               63
--------------------------------------------------------------------------------

                               CAPTIAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND     FIDELITY VIP
                          APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND   EQUITY INCOME FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                          -----------------  ---------------  -----------  ------------------  ------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................      $    2            $   14         $    5           $   25           $    6           $   --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          42                11             66              291               62               56
                               ------            ------       -----------       -------           ------           ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          44                25             71              316               68               56
                               ------            ------       -----------       -------           ------           ------
UNIT TRANSACTIONS:
  Purchases..............       1,000             1,000          1,000            1,000            1,000            1,000
  Net transfers..........          --                --             --           19,105               --               --
  Surrenders.............          --                --             --               --               --               --
  Cost of insurance......          --                --             --               --               --               --
                               ------            ------       -----------       -------           ------           ------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions.....       1,000             1,000          1,000           20,105            1,000            1,000
                               ------            ------       -----------       -------           ------           ------
  Total increase
   (decrease) in net
   assets................       1,044             1,025          1,071           20,421            1,068            1,056
NET ASSETS:
  Beginning of period....          --                --             --               --               --               --
                               ------            ------       -----------       -------           ------           ------
  End of period..........      $1,044            $1,025         $1,071           $20,421          $1,068           $1,056
                               ------            ------       -----------       -------           ------           ------
                               ------            ------       -----------       -------           ------           ------

                           FIDELITY VIP    FIDELITY VIP II
                           OVERSEAS FUND  ASSET MANAGER FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................      $   --           $   --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          44               50
                               ------           ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          44               50
                               ------           ------
UNIT TRANSACTIONS:
  Purchases..............       1,000            1,000
  Net transfers..........          --               --
  Surrenders.............          --               --
  Cost of insurance......          --               --
                               ------           ------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions.....       1,000            1,000
                               ------           ------
  Total increase
   (decrease) in net
   assets................       1,044            1,050
NET ASSETS:
  Beginning of period....          --               --
                               ------           ------
  End of period..........      $1,044           $1,050
                               ------           ------
                               ------           ------

64                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                       SEPARATE ACCOUNT VARIABLE LIFE TWO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996


---------------------------------------------------

 1. ORGANIZATION:


Separate Account Variable Life Two (the Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include twelve sub-accounts which invest solely in Hartford Mutual Funds and Fidelity Mutual Funds (the Funds). The other ten sub-accounts, which invest in Putnam Variable Trust Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the Funds as directed by the contractholders.



---------------------------------------------------

 2. SIGNIFICANT ACCOUNTING POLICIES:


    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:



    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.



    b) SECURITY VALUATION--The investment in shares of the Hartford, and Fidelity mutual funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.



    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.



    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.



---------------------------------------------------

 3.ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:


    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contractholders' accounts in accordance with the terms of the contracts.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               65
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To ITT Hartford Life and Annuity Insurance Company Putnam Capital
Manager Trust Separate Account Variable Life Two and to the
Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, Money Market Fund Sub-Account, New Opportunities Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Variable Life Two) (the Account) as of December 31, 1996, and the related statements of operations and changes in net assets for the period from inception, October 3, 1996, to December 31, 1996. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, Money Market Fund Sub-Account, New Opportunities Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Variable Life Two) as of December 31, 1996, the results of its operations and the changes in its net assets for the period from inception, October 3, 1996, to December 31, 1996, in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 14, 1997

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               66
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Putnam Capital Manager Trust Separate Account Variable Life Two

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                                             GLOBAL
                                              ASSET
                            DIVERSIFIED    ALLOCATION      GLOBAL
                            INCOME FUND       FUND       GROWTH FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------   -----------   -----------
ASSETS
Investments:
  Putnam VT Diversified
   Income Fund
    Shares                             91
    Cost                          $ 1,000
    Market Value:........    $    1,030        --            --
  Putnam VT Global Asset
   Allocation Fund
    Shares                             61
    Cost                          $ 1,000
    Market Value:........       --         $    1,047        --
  Putnam VT Global Growth
   Fund
    Shares                             62
    Cost                          $ 1,000
    Market Value:........       --             --        $    1,046
  Putnam VT Growth and
   Income Fund
    Shares                          1,078
    Cost                          $26,473
    Market Value:........       --             --            --
  Putnam VT High Yield
   Fund
    Shares                             79
    Cost                          $ 1,000
    Market Value:........       --             --            --
  Putnam VT Money Market
   Fund
    Shares                          1,011
    Cost                          $ 1,011
    Market Value:........       --             --            --
  Putnam VT New
   Opportunities Fund
    Shares                             54
    Cost                          $ 1,000
    Market Value:........       --             --            --
  Putnam VT U.S.
   Government and High
   Quality Bond Fund
    Shares                             78
    Cost                          $ 1,000
    Market Value:........       --             --            --
  Putnam VT Utilities
   Growth and Income Fund
    Shares                             73
    Cost                          $ 1,000
    Market Value:........       --             --            --
  Putnam VT Voyager Fund
    Shares                             30
    Cost                          $ 1,000
    Market Value:........       --             --            --
  Receivable from fund
   shares sold...........       --             --            --
                           -------------   -----------   -----------
  Total Assets...........         1,030         1,047         1,046
                           -------------   -----------   -----------
  Net Assets (variable
   annuity contract
   liabilities)..........    $    1,030    $    1,047    $    1,046
                           -------------   -----------   -----------
                           -------------   -----------   -----------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........            85            68            66
  Unit Price.............    $12.064581    $15.301933    $15.897325
GRAND TOTAL:
  Contract Liability.....    $    1,030    $    1,047    $    1,046

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               67
--------------------------------------------------------------------------------

                                                                                                         U.S. GOVT.
                                                                                                          AND HIGH      UTILITIES
                            GROWTH AND        HIGH YIELD             MONEY                NEW             QUALITY       GROWTH AND
                            INCOME FUND          FUND             MARKET FUND      OPPORTUNITIES FUND    BOND FUND     INCOME FUND
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
ASSETS
Investments:
  Putnam VT Diversified
   Income Fund
    Shares                             91
    Cost                          $ 1,000
    Market Value:........      --               --                  --                   --                 --             --
  Putnam VT Global Asset
   Allocation Fund
    Shares                             61
    Cost                          $ 1,000
    Market Value:........      --               --                  --                   --                 --             --
  Putnam VT Global Growth
   Fund
    Shares                             62
    Cost                          $ 1,000
    Market Value:........      --               --                  --                   --                 --             --
  Putnam VT Growth and
   Income Fund
    Shares                          1,078
    Cost                          $26,473
    Market Value:........   $   26,487          --                  --                   --                 --             --
  Putnam VT High Yield
   Fund
    Shares                             79
    Cost                          $ 1,000
    Market Value:........      --             $    1,025            --                   --                 --             --
  Putnam VT Money Market
   Fund
    Shares                          1,011
    Cost                          $ 1,011
    Market Value:........      --               --                $    1,011             --                 --             --
  Putnam VT New
   Opportunities Fund
    Shares                             54
    Cost                          $ 1,000
    Market Value:........      --               --                  --                 $      937           --             --
  Putnam VT U.S.
   Government and High
   Quality Bond Fund
    Shares                             78
    Cost                          $ 1,000
    Market Value:........      --               --                  --                   --              $    1,029        --
  Putnam VT Utilities
   Growth and Income Fund
    Shares                             73
    Cost                          $ 1,000
    Market Value:........      --               --                  --                   --                 --          $    1,073
  Putnam VT Voyager Fund
    Shares                             30
    Cost                          $ 1,000
    Market Value:........      --               --                  --                   --                 --             --
  Receivable from fund
   shares sold...........      --               --                         1             --                 --             --
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
  Total Assets...........       26,487             1,025               1,012                  937             1,029          1,073
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $   26,487        $    1,025          $    1,012           $      937        $    1,029     $    1,073
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........        1,487                71                 865                   63                82             72
  Unit Price.............   $17.812315        $14.470063          $ 1.170296           $14.831271        $12.504679     $14.812870
GRAND TOTAL:
  Contract Liability.....   $   26,487        $    1,025          $    1,012           $      937        $    1,029     $    1,073


                           VOYAGER FUND
                           SUB-ACCOUNT
                           ------------
ASSETS
Investments:
  Putnam VT Diversified
   Income Fund

    Shares

    Cost
    Market Value:........      --
  Putnam VT Global Asset
   Allocation Fund

    Shares

    Cost
    Market Value:........      --
  Putnam VT Global Growth
   Fund

    Shares

    Cost
    Market Value:........      --
  Putnam VT Growth and
   Income Fund

    Shares

    Cost
    Market Value:........      --
  Putnam VT High Yield
   Fund

    Shares

    Cost
    Market Value:........      --
  Putnam VT Money Market
   Fund

    Shares

    Cost
    Market Value:........      --
  Putnam VT New
   Opportunities Fund

    Shares

    Cost
    Market Value:........      --
  Putnam VT U.S.
   Government and High
   Quality Bond Fund

    Shares

    Cost
    Market Value:........      --
  Putnam VT Utilities
   Growth and Income Fund

    Shares

    Cost
    Market Value:........      --
  Putnam VT Voyager Fund

    Shares

    Cost
    Market Value:........   $      977
  Receivable from fund
   shares sold...........      --
                           ------------
  Total Assets...........          977
                           ------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $      977
                           ------------
                           ------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........           53
  Unit Price.............   $18.327403
GRAND TOTAL:
  Contract Liability.....   $      977

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               68
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Putnam Capital Manager Trust Separate Account Variable Life Two

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM INCEPTION, OCTOBER 3, 1996 TO DECEMBER 31, 1996

                                             GLOBAL
                                              ASSET
                            DIVERSIFIED    ALLOCATION      GLOBAL
                            INCOME FUND       FUND       GROWTH FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------   -----------   -----------
INVESTMENT INCOME:
  Dividends..............    $  --         $   --        $   --
                                 ------    -----------   -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................            30            47            46
                                 ------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    $       30    $       47    $       46
                                 ------    -----------   -----------
                                 ------    -----------   -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               69
--------------------------------------------------------------------------------

                                                                                                         U.S. GOVT.
                                                                                                          AND HIGH      UTILITIES
                            GROWTH AND        HIGH YIELD             MONEY                NEW             QUALITY       GROWTH AND
                            INCOME FUND          FUND             MARKET FUND      OPPORTUNITIES FUND    BOND FUND     INCOME FUND
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
INVESTMENT INCOME:
  Dividends..............   $  --             $ --                $       12           $ --              $  --          $  --
                                ------            ------              ------               ------            ------         ------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           14                25            --                        (63)               29             73
                                ------            ------              ------               ------            ------         ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   $       14        $       25          $       12           $      (63)       $       29     $       73
                                ------            ------              ------               ------            ------         ------
                                ------            ------              ------               ------            ------         ------


                           VOYAGER FUND
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............   $  --
                                ------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (23)
                                ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   $      (23)
                                ------
                                ------

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               70
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Putnam Capital Manager Trust Separate Account Variable Life Two

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, OCTOBER 3, 1996 TO DECEMBER 31, 1996

                                         GLOBAL ASSET
                           DIVERSIFIED    ALLOCATION       GLOBAL
                           INCOME FUND       FUND        GROWTH FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -------------   -----------
OPERATIONS:
  Net investment
   income................  $   --          $  --         $   --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          30              47            46
                           -----------   -------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          30              47            46
                           -----------   -------------   -----------
UNIT TRANSACTIONS:
  Purchases..............       1,000           1,000         1,000
  Net transfers..........      --             --             --
                           -----------   -------------   -----------
  Net increase in net
   assets resulting from
   unit transactions.....       1,000           1,000         1,000
                           -----------   -------------   -----------
  Total increase in net
   assets................       1,030           1,047         1,046
NET ASSETS:
  Beginning of period....      --             --             --
                           -----------   -------------   -----------
  End of period..........  $    1,030      $    1,047    $    1,046
                           -----------   -------------   -----------
                           -----------   -------------   -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               71
--------------------------------------------------------------------------------

                                                                                                         U.S. GOVT.
                                                                                                          AND HIGH      UTILITIES
                            GROWTH AND        HIGH YIELD             MONEY                NEW             QUALITY       GROWTH AND
                            INCOME FUND          FUND             MARKET FUND      OPPORTUNITIES FUND    BOND FUND     INCOME FUND
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
OPERATIONS:
  Net investment
   income................   $  --             $ --                $       12           $ --              $  --          $  --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           14                25            --                        (63)               29             73
                           -------------        --------            --------       ------------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           14                25                  12                  (63)               29             73
                           -------------        --------            --------       ------------------   ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............        1,000             1,000               1,000                1,000             1,000          1,000
  Net transfers..........       25,473          --                  --                   --                 --             --
                           -------------        --------            --------       ------------------   ------------   ------------
  Net increase in net
   assets resulting from
   unit transactions.....       26,473             1,000               1,000                1,000             1,000          1,000
                           -------------        --------            --------       ------------------   ------------   ------------
  Total increase in net
   assets................       26,487             1,025               1,012                  937             1,029          1,073
NET ASSETS:
  Beginning of period....      --               --                  --                   --                 --             --
                           -------------        --------            --------       ------------------   ------------   ------------
  End of period..........   $   26,487        $    1,025          $    1,012           $      937        $    1,029          1,073
                           -------------        --------            --------       ------------------   ------------   ------------
                           -------------        --------            --------       ------------------   ------------   ------------


                           VOYAGER FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment
   income................   $  --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (23)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (23)
                           ------------
UNIT TRANSACTIONS:
  Purchases..............        1,000
  Net transfers..........      --
                           ------------
  Net increase in net
   assets resulting from
   unit transactions.....        1,000
                           ------------
  Total increase in net
   assets................          977
NET ASSETS:
  Beginning of period....      --
                           ------------
  End of period..........          977
                           ------------
                           ------------

72                               ITT Hartford Life and Annuity Insurance Company
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996

---------------------------------------------------
 1. ORGANIZATION:

    Separate Account Variable Life Two (the Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include ten sub-accounts which invest solely in the Putnam Variable Trust Funds (the Funds). The other twelve sub-accounts, which invest in Hartford Mutual Funds and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the Funds as directed by the contractholders.

---------------------------------------------------
 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    B) SECURITY VALUATION -- The investment in shares of the Hartford, and Fidelity mutual funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.

    C) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    D) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

---------------------------------------------------
 3. ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

NOT ALL OF THE FOLLOWING FUNDS ARE AVAILABLE IN THE STAG LAST SURVIVOR PRODUCT.

PLEASE REFER TO PAGE 1 OF THE PROSPECTUS FOR A LIST OF THE AVAILABLE FUNDS.